UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21077

                    PIMCO CALIFORNIA MUNICIPAL INCOME FUND II
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

              1345 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10105
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

    BRIAN S. SHLISSEL - 1345 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10105
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3369

Date of fiscal year end: MAY 31

Date of reporting period: MAY 31

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                                                   Annual Report

                                                                         5.31.03

Item 1. Report to Shareholders


PIMCO MUNICIPAL INCOME FUND II
PIMCOCALIFORNIA MUNICIPAL INCOME FUND II
PIMCO NEW YORK MUNICIPAL INCOME FUND II


CONTENTS

Letter to Shareholders ........................     1

Performance Summary and Statistics ............   2-4

Schedules of Investments ......................  5-21

Statements of Assets and Liabilities ..........    22

Statements of Operations ......................    23

Statements of Changes in Net Assets ...........    24

Notes to Financial Statements ................. 25-30

Financial Highlights ..........................    31

Report of Independent Auditors ................    32

Tax Information ...............................    33

Dividend Reinvestment Plan ....................    34

Board of Trustees .............................    35

Privacy Policy ................................    36


                                     [LOGO]
                                      PML
                                     Listed
                           THE NEW YORK STOCK EXCHANGE

                                     [LOGO]
                                      PCK
                                     Listed
                           THE NEW YORK STOCK EXCHANGE

                                     [LOGO]
                                      PNI
                                     Listed
                           THE NEW YORK STOCK EXCHANGE


                                      PIMCO
                                    --------
                                    ADVISORS

PIMCO MUNICIPAL INCOME FUNDS II LETTER TO SHAREHOLDERS

                                                                   July 16, 2003


Dear Shareholder:

We are pleased to provide you with the initial annual report of PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II, and PIMCO New York Municipal Income Fund II ("PIMCO Municipal Income Funds" or the "Funds") for the fiscal year ended May 31, 2003.

Please refer to the following pages for specific information for each of the Funds. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

We at the Funds, together with PIMCO Advisors Fund Management LLC, the Funds' investment manager and Pacific Investment Management Co. LLC, the Funds' sub-adviser, thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,



/s/ Stephen Treadway                          /s/ Brian S. Shlissel

Stephen Treadway                              Brian S. Shlissel
CHAIRMAN                                      PRESIDENT, CHIEF EXECUTIVE OFFICER





PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. There is no guarantee that these or any other investment techniques will be effective under all market conditions.

                       5.31.03 | PIMCO Municipal Income Funds II Annual Report 1

PIMCO MUNICIPAL INCOME FUND II PERFORMANCE SUMMARY AND STATISTICS
(UNAUDITED)

SYMBOL:                 PRIMARY INVESTMENTS:              INCEPTION DATE:
PML                     Municipal fixed-income            June 28, 2002
                        securities, the interest from
OBJECTIVE:              which is exempt from federal      TOTAL NET ASSETS(1):
PIMCO Municipal         income tax.                       $1,351.9 million
Income Fund II                                            (at 5/31/03)
seeks to provide
income exempt from                                        PORTFOLIO MANAGER:
federal income tax.                                       Mark McCray


TOTAL RETURN(2):                                    Market Price          NAV
--------------------------------------------------------------------------------
Commencement of Operations (6/28/02) to 5/31/03     5.20%                 9.11%


COMMON SHARE PRICE PERFORMANCE (WEEKLY):
Commencement of Operations (6/28/02) to 5/31/03

  [Table below represents a line chart in the printed report.]

                 at Market Price          at NAV
                 ---------------          ------
6/28/02               15                  14.32
                      15.08               14.32
                      15.17               14.35
                      15.19               14.37
                      15.03               14.46
                      15.03               14.46
                      15.06               14.52
                      15                  14.57
                      15.02               14.5
                      15.04               14.63
                      15.02               14.77
                      15.11               14.89
                      15.04               15.1
                      15                  15.13
                      15.06               15.17
                      15.06               15.09
                      14.8                14.28
                      14.42               14.15
                      14.74               14.41
                      14.68               14.66
                      14.59               14.53
                      14.4                14.33
                      14.34               14.22
                      14.29               14.51
                      14.1                14.58
                      14.12               14.66
                      14.2                14.5
                      14.54               14.64
                      14.41               14.52
                      14.45               14.49
                      14.43               14.41
                      14.23               14.38
                      14.41               14.39
                      14.5                14.55
                      14.41               14.57
                      14.31               14.39
                      14.31               14.6
                      14.37               14.67
                      14.29               14.48
                      14.25               14.55
                      14.35               14.27
                      14.34               14.35
                      14.49               14.54
                      14.36               14.53
                      14.48               14.57
                      14.64               14.64
                      14.8                14.7
                      14.72               14.68
5/31/03               14.8                14.66


PORTFOLIO STATISTICS:
----------------------------------------
Market Price                     $14.80
----------------------------------------
Net Asset Value                  $14.66
----------------------------------------
Market Price Yield(3)             6.84%
----------------------------------------

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions by the Fund have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized per share dividend payable to common shareholders by the market price per common share.


2  PIMCO Municipal Income Funds II Annual Report | 5.31.03

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II PERFORMANCE SUMMARY AND STATISTICS (UNAUDITED)

SYMBOL:                    PRIMARY INVESTMENTS:           INCEPTION DATE:
PCK                        Municipal fixed-income         June 28, 2002
                           securities, the interest
OBJECTIVE:                 from which is exempt from      TOTAL NET ASSETS(1):
PIMCO California           federal and California         $700.0 million
Municipal Income Fund II   State income tax.              (at 5/31/03)
seeks to provide current
income exempt from                                        PORTFOLIO MANAGER:
federal and California                                    Mark McCray
State income tax.


TOTAL RETURN(2):                                    Market Price          NAV
--------------------------------------------------------------------------------
Commencement of Operations (6/28/02) to 5/31/03     4.23%                 8.25%

COMMON SHARE PRICE PERFORMANCE (WEEKLY):
Commencement of Operations (6/28/02) to 5/31/03

  [Table below represents a line chart in the printed report.]

                 at Market Price          at NAV
                 ---------------          ------
6/28/02               15                  14.33
                      15.1                14.33
                      15.28               14.42
                      15.26               14.42
                      15.04               14.47
                      15.29               14.44
                      15.28               14.49
                      15.28               14.56
                      15.22               14.48
                      15.05               14.6
                      15.18               14.7
                      15.25               14.86
                      15.25               15.02
                      15.1                15.02
                      15.07               14.98
                      15.07               14.8
                      14.26               14.07
                      14.42               13.93
                      14.72               14.25
                      14.8                14.54
                      14.67               14.34
                      14.27               14.16
                      14.35               14.03
                      14.1                14.26
                      14.18               14.36
                      14.18               14.48
                      14.25               14.45
                      14.25               14.48
                      14.11               14.32
                      14.05               14.23
                      14.08               14.17
                      14.05               14.11
                      14.12               14.13
                      14.06               14.25
                      14.1                14.26
                      14.19               14.2
                      14.5                14.47
                      14.36               14.54
                      14.36               14.32
                      14.4                14.38
                      14.31               14.06
                      14.24               14.12
                      14.25               14.34
                      14.28               14.33
                      14.54               14.42
                      14.64               14.47
                      14.78               14.59
                      14.82               14.69
5/31/03               14.78               14.66


PORTFOLIO STATISTICS:
----------------------------------------
Market Price                     $14.78
----------------------------------------
Net Asset Value                  $14.66
----------------------------------------
Market Price Yield(3)             6.60%
----------------------------------------

(1) Inclusive of net assets to attributable Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions by the Fund have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized per share dividend payable to common shareholders by the market price per common share.


                       5.31.03 | PIMCO Municipal Income Funds II Annual Report 3

PIMCO NEW YORK MUNICIPAL INCOME FUND II PERFORMANCE SUMMARY AND STATISTICS (UNAUDITED)

SYMBOL:                    PRIMARY INVESTMENTS:           INCEPTION DATE:
PNI                        Municipal fixed-income         June 28, 2002
                           securities, the interest
OBJECTIVE:                 from which is exempt from      TOTAL NET ASSETS(1):
PIMCO New York Municipal   federal, New York State        $239.5 million
Income Fund II seeks to    and New York City income       (at 5/31/03)
provide current income     tax.
exempt from federal, New                                  PORTFOLIO MANAGER:
York State and New York                                   Mark McCray
City income tax.


TOTAL RETURN(2):                                    Market Price          NAV
--------------------------------------------------------------------------------
Commencement of Operations (6/28/02) to 5/31/03     3.76%                 6.61%


COMMON SHARE PRICE PERFORMANCE (WEEKLY):
Commencement of Operations (6/28/02) to 5/31/03

  [Table below represents a line chart in the printed report.]

                 at Market Price          at NAV
                 ---------------          ------
6/28/02               15                  14.33
                      15.2                14.31
                      15.11               14.36
                      15.35               14.38
                      15.02               14.42
                      15.35               14.46
                      15.08               14.52
                      15                  14.56
                      15.16               14.48
                      15.06               14.59
                      15.14               14.69
                      15.12               14.76
                      15.14               14.91
                      15.03               14.91
                      15.06               15.02
                      14.97               14.95
                      14.65               14.29
                      14.25               14.16
                      14.06               14.35
                      14.32               14.62
                      14.3                14.51
                      14.13               14.33
                      14.22               14.19
                      14.06               14.44
                      14.1                14.55
                      14.05               14.63
                      14.02               14.62
                      14.15               14.71
                      14.17               14.54
                      14.09               14.54
                      13.95               14.42
                      14.03               14.4
                      14                  14.44
                      14.03               14.53
                      14.2                14.48
                      14.23               14.38
                      14.34               14.51
                      14.26               14.62
                      14.22               14.36
                      14.23               14.43
                      14.29               13.78
                      14.15               13.86
                      14.1                14.11
                      14.18               14.02
                      14.16               14.08
                      14.4                14.2
                      14.75               14.25
                      14.65               14.39
5/31/03               14.71               14.45


PORTFOLIO STATISTICS:
-------------------------------------
Market Price                  $14.71
-------------------------------------
Net Asset Value               $14.45
-------------------------------------
Market Price Yield(3)          6.63%
-------------------------------------

(1) Inclusive of net assets to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions by the Fund have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized per share dividend payable to common shareholders by the market price per common share.


4  PIMCO Municipal Income Funds II Annual Report | 5.31.03

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2003

   Principal
    Amount                                                                  Credit Ratings
     (000)                                                                   Moody's/S&P*           Value**
--------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES--89.2%

                  ALABAMA--4.9%
   $ 45,645       Birmingham Waterworks & Sewer Board. Rev., Ser. B,
                     5.00%, 1/1/27-1/1/43 (MBIA)                                Aaa/AAA         $  47,331,353
      1,750       Huntsville Health Care Auth., Ser. B, 5.75%, 6/1/32            A2/NR              1,838,183
     16,580       Jefferson Cnty. Sewer Rev., Ser. B, 4.75%, 2/1/38 (FGIC)      Aaa/AAA            16,874,958
                                                                                                -------------
                                                                                                   66,044,494
                                                                                                -------------
                  ALASKA--1.3%
                  State Housing Fin. Corp.,
     13,885          Ser. A, 5.00%, 12/1/39                                     Aaa/AAA            14,228,376
      3,550          Ser. C, 5.25%, 6/1/32 (MBIA)                               Aaa/AAA             3,671,730
                                                                                                -------------
                                                                                                   17,900,106
                                                                                                -------------
                  ARIZONA--0.1%
      1,300       State Health Fac. Auth. Hosp. Rev., 5.75%, 12/1/32             NR/BBB             1,306,084
                                                                                                -------------
                  CALIFORNIA--2.3%
     12,300       Golden State Tobacco Securitization Corp., Tobacco
                     Settlement Rev., Ser. 2003-A-1, 6.25%-6.75%,
                     6/1/33-6/1/39                                               Baa2/A-           11,383,575
     17,955       State, GO, 5.25%, 2/1/29-4/1/32                                 A2/A             18,700,557
      1,000       Rancho Cucamonga Community Facs. Dist. Ser. A,
                     6.30%, 9/1/23                                                NR/NR             1,035,270
                                                                                                -------------
                                                                                                   31,119,402
                                                                                                -------------
                  COLORADO--4.9%
     30,000       Dawson Ridge Dist. No. 1, GO, Ser. A,
                     zero coupon, 10/1/22                                       Aaa/NR             12,086,700
      5,000       Denver Co. City & Cnty. Cert. of Participation, Ser. B,
                     5.50%, 12/1/25 (AMBAC)                                     Aaa/AAA             5,521,950
     25,000       Health Fac. Auth. Rev., Catholic Health Initiatives-A,
                     5.50%, 3/1/32                                              Aa2/AA             25,892,250
     18,305       Health Fac. Auth. Rev., Exempla Inc., Ser. A,
                     5.625%, 1/1/33                                              A1/A              19,039,214
      6,500       Health Fac. Auth. Rev., Liberty Height, Retirement Fac.,
                     zero coupon, 7/15/22                                       Aaa/AAA             2,638,025
                                                                                                -------------
                                                                                                   65,178,139
                                                                                                -------------
                  DISTRICT OF COLUMBIA--1.3%
     17,500       Washington DC Convention Ctr. Auth. Tax Rev.,
                     4.75%, 10/1/28 (AMBAC)                                     Aaa/AAA            17,761,975
                                                                                                -------------
                  FLORIDA--4.2%
      8,000       Highlands Cnty. Health Fac. Auth. Rev., Ser. A,
                     6.00%, 11/15/31                                              A3/A-             8,615,360
        635       Hillsborough Cnty. Health Fac. Indl. Dev. Rev.,
                     5.625%, 8/15/23                                            Baa2/BBB              634,562
      2,335       Hillsborough Cnty. Pollution Control Rev.,
                     Tampa Electric Co. Proj., 5.50%, 10/1/23      B            aa/BBB-             2,323,488
      7,135       Jacksonville Health Facs. Auth. Rev., Ser. A,
                     5.25%, 11/15/32                                             Aa2/AA             7,384,297
      5,350       Lakeland Elec. & Water Rev., Ser. A,
                     5.00%, 10/1/28 (MBIA)                                      Aaa/AAA             5,611,187


                       5.31.03 | PIMCO Municipal Income Funds II Annual Report 5

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2003

   Principal
    Amount                                                                  Credit Ratings
     (000)                                                                   Moody's/S&P*           Value**
--------------------------------------------------------------------------------------------------------------
                  FLORIDA--(CONTINUED)
   $ 11,500       Lakeland Hosp. Syst. Rev., Regional Health Sys.,
                     5.50%, 11/15/32                                             A1/NR          $  11,868,575
      3,000       Leesburg Hosp. Rev., Leesburg Regional Medical Center,
                     5.50%, 7/1/32                                               A2/A               3,077,400
      1,410       Melbourne Water & Sewer Rev., Ser. A,
                     5.00%, 10/1/32 (FGIC)                                      Aaa/AAA             1,482,869
      7,550       Orange Cnty. Health Fac., Adventist Health Sys.,
                     5.625%-6.25%, 11/15/24-11/15/32                             A3/A-              8,182,278
      6,615       State Board Education Ser. B, GO, 5.00%, 6/1/27 (FGIC)        Aaa/AAA             6,965,926
      1,500       Winter Springs Water & Sewer Rev.,
                     zero coupon, 10/1/29 (FGIC)                                Aaa/AAA               417,255
                                                                                                -------------
                                                                                                   56,563,197
                                                                                                -------------
                  GEORGIA--1.1%
      9,000       Atlanta Water & Wastewater, Ser. A,
                     5.00%, 11/1/39 (MBIA)                                      Aaa/AAA             9,400,860
      1,500       Grantor Trust Gov't Cert. of Participation Ser. A,
                     4.75%, 6/1/28 (MBIA)                                       Aaa/AAA             1,583,790
      9,600       Richmond Cnty. Dev Auth. Rev., zero coupon, 12/1/21           Aaa/NR              4,081,632
                                                                                                -------------
                                                                                                   15,066,282
                                                                                                -------------
                  HAWAII--1.5%
     19,170       Honolulu City & Cnty. Wastewater Syst. Rev.,
                     First Board Resolution, 4.75%, 7/1/28 (FGIC)                Aaa/NR            19,655,576
                                                                                                -------------
                  ILLINOIS--16.9%
     11,760       Central Lake Cnty. Water Agy. Rev., Ser. A,
                     5.125%, 5/1/28-5/1/32 (AMBAC)                               Aaa/NR            12,429,144
      5,000       Cicero Corp. GO, 5.25%, 12/1/31 (MBIA)                        Aaa/AAA             5,384,550
      5,050       Chicago GO, Ser. A, 5.125%, 1/1/29 (FGIC)                     Aaa/AAA             5,259,828
     94,485       Chicago City Colleges GO, zero coupon,
                     1/1/37-1/1/39 (FGIC)                                       Aaa/AAA            16,654,216
                  Chicago Board of Education School Reform GO,
      5,000          Ser. A, zero coupon, 12/1/28 (FGIC)                        Aaa/AAA             1,423,350
      4,500          zero coupon, 12/1/31 (FGIC)                                Aaa/AAA             1,095,750
      7,000       Chicago Midway Arpt. Rev., Ser. B, 5.00%, 1/1/31 (MBIA)       Aaa/AAA             7,208,740
      9,862       Chicago Special Assessment, Lake Shore East
                     6.625%-6.75%, 12/1/22-12/1/32                                NR/NR            10,213,519
    144,650       Dev. Fin. Auth. Retirement Housing Rev.,
                     zero coupon, 7/15/23-7/15/25                                NR/AAA            49,800,878
     20,100       Health Facs. Auth. Rev., Elmurst Memorial Healthcare,
                     5.625%, 1/1/28                                              A2/A-             20,829,027
    110,000       Metropolitan Pier & Exposition Auth.,
                     zero coupon, 12/15/30-12/15/33 (MBIA)                      Aaa/AAA            26,336,200
     68,470       State Sports Facs. Auth, 5.50%, 6/15/30 (AMBAC)               Aaa/AAA            50,582,897
     17,720       Univ. of Chicago Edl. Facs. Auth. Rev., Ser. A,
                     5.25%, 7/1/41                                               Aa1/AA            18,809,071
                                                                                                -------------
                                                                                                  226,027,170
                                                                                                -------------


6 PIMCO Municipal Income Funds II Annual Report | 5.31.03

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2003

   Principal
    Amount                                                                  Credit Ratings
     (000)                                                                   Moody's/S&P*           Value**
--------------------------------------------------------------------------------------------------------------
                  INDIANA--0.4%
   $    500       State Bank Rev., Ser. D, 5.25%, 4/1/30 (AMBAC)                Aaa/AAA         $     534,925
      4,125       Fort Wayne Pollution Control Rev., 6.20%, 10/15/25             A3/BBB             4,424,269
                                                                                                -------------
                                                                                                    4,959,194
                                                                                                -------------
                  KANSAS--0.2%
      2,800       Univ. of Kansas, Hosp. Auth. Health Facs. Rev.,
                     5.625%, 9/1/32                                               NR/A-             2,904,916
                                                                                                -------------
                  KENTUCKY--0.2%
      2,500       Economic Dev. Finance Auth. Hospital Facs. Rev.,
                     5.25%, 10/1/30                                              A1/AA-             2,587,400
                                                                                                -------------
                  IOWA--0.5%
      8,850       Tobacco Settlement Auth., Ser. B, 5.60%, 6/1/35                Baa1/A-            6,863,971
                                                                                                -------------
                  LOUISIANA--4.3%
     20,400       Ochsner Clinic Foundation Pub. Facs. Auth. Rev., Ser. B,
                     5.50%, 5/15/32                                               A3/NR            21,045,864
     44,395       Tobacco Settlement Financing Corp., Ser. 2001B,
                     5.875%, 5/15/39.                                             A1/A             36,148,629
                                                                                                -------------
                                                                                                   57,194,493
                                                                                                -------------
                  MARYLAND--0.1%
      1,000       State Health & Higher Educational. Fac. Auth.
                     Rev. John Hopkins Univ., Ser. B, 5.00%, 1/1/25             Aa2/Baa1            1,024,630
                                                                                                -------------
                  MASSACHUSETTS--6.2%
      1,300       Massachusetts Bay Trans. Auth., Ser. A,
                     4.75%, 3/1/21 (MBIA)                                       Aaa/AAA             1,344,447
     32,000       Massachusetts Bay Trans. Auth., Sales Tax Rev., Ser. A,
                     5.00%, 7/1/32                                              Aaa2/AAA           33,544,960
     20,000       State GO, Ser. C, 5.25%, 11/1/30                              Aa2/AA-            21,440,600
      4,295       State Turnpike Auth., Ser. A, 4.75%,
                     1/1/34 (AMBAC)                                             Aaa/AAA             4,384,808
                  State Water Reserve Auth.,
     19,300          Ser. A 4.75%, 8/1/37                                       Aaa/AAA            19,527,740
      2,300          Ser. B, 4.75%, 12/1/21                                     Aaa/AAA             2,383,674
                                                                                                -------------
                                                                                                   82,626,229
                                                                                                -------------
                  MICHIGAN--3.8%
     10,250       Detroit City School Dist. Ser. A, 5.00%-5.125%,
                     5/1/31-5/1/32                                              Aaa/AAA            10,813,080
      2,500       Detroit Water Supply Sys. Ser. A, 5.00%, 7/1/30 (FGIC)Aaa/AAA                     2,618,250
     15,425       State Hosp. Fin. Auth. Rev., Oakwood Obligation Group,
                     Ser. A, 5.75%-6.00%, 4/1/22-4/1/32                          A2/A              16,167,460
      5,000       State Hosp. Fin. Auth. Rev., Ascension Health, Ser. B,
                     5.25%, 11/15/26                                             Aa2/AA             5,183,000
      7,775       West Ottawa Pub. School Dist., Ser. A, 5.00%, 5/1/32          Aaa/AAA             8,130,939
      8,000       Whitehall Dist. Schools, 5.00%, 5/1/27                        Aaa/AAA             8,362,640
                                                                                                -------------
                                                                                                   51,275,369
                                                                                                -------------
                  MISSISSIPPI--0.4%
      3,605       Business Finance Corp., Pollution Control Rev.,
                     5.875%, 4/1/22                                              Ba1/BBB-           3,606,586


                       5.31.03 | PIMCO Municipal Income Funds II Annual Report 7

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2003

   Principal
    Amount                                                                  Credit Ratings
     (000)                                                                   Moody's/S&P*           Value**
--------------------------------------------------------------------------------------------------------------

                  MISSISSIPPI--(CONTINUED)
    $ 1,000       State Dev. Bank Oblig., Projects & Equipment Acquisitions,
                     5.00%, 7/1/24 (AMBAC)                                      Aaa/AAA         $   1,108,140
                                                                                                -------------
                                                                                                    4,714,726
                                                                                                -------------
                  MISSOURI--0.1%
      1,500       St. Louis Parking Facs. Rev., Downtown Parking Facility,
                     6.00%, 2/1/28                                               NR/NR              1,536,450
                                                                                                -------------
                  NEVADA--1.9%
      3,400       Clark Cnty. GO, 5.00%, 6/1/31 (FGIC)                          Aaa/AAA             3,564,220
     17,030       Reno Lien Transp., 5.125%-5.25%, 6/1/27-6/1/41 (AMBAC)        Aaa/AAA            18,172,505
      3,290       Truckee Meadows Water Auth Rev., Ser. A,
                     5.125%, 7/1/30 (FSA)                                       Aaa/AAA             3,466,541
                                                                                                -------------
                                                                                                   25,203,266
                                                                                                -------------
                  NEW HAMPSHIRE--0.2%
      3,000       Health & Educational Facs. Auth. Rev., 6.125%, 7/1/32         Baa1/BBB+           3,108,480
                                                                                                -------------
                  NEW JERSEY--2.0%
         60       Camden Cnty. Impt. Auth. Rev., Cooper Health,
                     5.875%-6.00%, 2/15/15-2/15/27                               Ba3/NR                55,581
     15,405       Economic Dev. Auth., Kapkowski Landfill Proj.,
                     5.75%, 10/1/21-4/1/31                                       Baa3/NR           16,301,227
        750       Economic Dev. Auth., Arbor Glen, Ser. A, 6.00%, 5/15/28         NR/NR               677,542
      3,500       State Educational Fac. Auth. Rev., Ser. D, 6.00%, 7/1/25        NR/NR             3,697,575
      6,000       Tobacco Settlement Financing Corp., Rev.,
                     6.125%-6.75%, 6/1/39-6/1/42                                 Baa2/A-            5,346,655
                                                                                                -------------
                                                                                                   26,078,580
                                                                                                -------------
                  NEW MEXICO--0.4%
      3,000       Farmington Pollution Control Rev., 5.80%, 4/1/22               Baa3/NR            3,018,840
      2,000       Farmington Pollution Control Rev., 5.80%, 4/1/22               Baa3/BBB-          2,010,660
                                                                                                -------------
                                                                                                    5,029,500
                                                                                                -------------
                  NEW YORK--0.8%
     10,600       Metropolitan Trans. Auth., Ser. A, 5.00%, 11/15/30 (FSA)       Aaa/AAA           11,187,664
                                                                                                -------------
                  NORTH CAROLINA--1.5%
     11,105       Cap. Facs. Fin. Agy. Rev., Duke Univ., Ser. A,
                     5.125%, 7/1/42                                              Aa1/AA+           11,697,341
      7,500       Lorian Cnty. Hospital Rev., 5.375%, 10/1/30                     A1/AA-            7,772,625
                                                                                                -------------
                                                                                                   19,469,966
                                                                                                -------------
                  PENNSYLVANIA--3.2%
      7,250       Allegheny Cnty. Hosp. Dev. Auth. Rev., Ser. B,
                     9.25%, 11/15/15-11/15/30                                     B1/B+             8,131,830
      4,500       Cumberland Cnty. Auth. Rev., Ser A, 7.25%, 1/1/35               NR/NR             4,592,835
      8,750       Montgomery Cnty. Higher Education & Health Auth.
                     Hosp. Rev. Ser. A, 5.125%, 6/1/27-6/1/32                     NR/A              8,841,088
      5,000       Philadelphia Auth. Dev. Lease Rev.,
                     Ser. B, 5.25%, 10/1/30 (FSA)                               Aaa/AAA             5,397,050
      3,050       Philadelphia Auth. Indl. Dev. Rev. Doubletree,
                     6.50%, 10/1/27                                               NR/NR             3,098,586
      3,000       Philadelphia GO, 5.25%, 9/15/25 (FSA)                         Aaa/AAA             3,227,640


8 PIMCO Municipal Income Funds II Annual Report | 5.31.03

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2003

   Principal
    Amount                                                                  Credit Ratings
     (000)                                                                   Moody's/S&P*           Value**
--------------------------------------------------------------------------------------------------------------
                  PENNSYLVANIA--(CONTINUED)
   $  8,520       Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev.,
                     6.85%, 7/1/22                                              Baa2/BBB        $   8,696,705
        500       Pittsburgh & Allegheny Cnty. Pub. Auditorium,
                     5.00%, 2/1/29 (AMBAC)                                      Aaa/AAA               525,430
                                                                                                -------------
                                                                                                   42,511,164
                                                                                                -------------
                  RHODE ISLAND--4.2%
     65,000       Tobacco Settlement Financing. Corp., Ser. A,
                     6.25%, 6/1/42                                               Baa2/A-           55,492,450
                                                                                                -------------
                  SOUTH CAROLINA--5.5%
     27,745       Greenville Cnty. School District, 5.50%, 12/1/28               A1/AA-            29,497,652
     18,120       Jobs Economic Dev. Auth. Economic Dev. Rev.,
                     5.625%, 11/15/30                                            A3/A-             18,936,125
     20,000       Lexington Cnty. Health Services Dist. Inc. Hosp. Rev.,
                     5.50%-5.75%, 11/1/28-11/1/32                                A2/A              20,919,750
      3,250       Tobacco Settlement Rev., Ser. B, 6.375%, 5/15/28               A1/A               2,941,217
      1,180       Transp. Infrastructure Rev., Ser. A, 5.00%, 10/1/29 (AMBAC)    Aaa/NR             1,248,227
                                                                                                -------------
                                                                                                   73,542,971
                                                                                                -------------
                  TENNESSEE--0.3%
      3,750       Knox Cnty. Health Educational & Housing Facs. Board,
                     Hospital Facs. Rev., 5.25%, 10/1/30                         A1/AA-             3,904,012
                                                                                                -------------
                  TEXAS--11.6%
      1,000       Arlington Indpt. School Dist, GO, 5.00%, 2/15/24               Aaa/NR             1,043,710
      4,480       Aubrey Indpt. School Dist., GO, 5.50%, 2/15/33                 Aaa/NR             4,485,690
      6,500       Brazos Cnty. Health Facs. Dev. Corp.,
                     Franciscan Services Corp., 5.375%, 1/1/32                    NR/A-             6,586,060
      2,700       Comal Cnty. Health Facs., Mckenna Memorial Hosp.,
                     6.25%, 2/1/32                                              Baa2/BBB            2,790,639
                  Dallas Area Rapid Transit.,
      9,070          5.00%, 12/1/31 (AMBAC)                                     Aaa/AAA             9,484,771
     12,975          5.00%, 12/1/32 (FGIC)                                      Aaa/AAA            13,635,428
        500       El Paso Intl. Airport Rev., Marriott Corp., 7.875%, 3/1/22     Ba3/NR               505,220
     20,000       Frisco Indpt. School Dist. GO, zero coupon, 8/15/34           Aaa/NR              4,194,400
     10,260       Galena Park Indpt. School Dist., GO, zero coupon, 8/15/31     Aaa/AAA             2,521,190
     19,750       Harris Cnty. GO, 4.75%, 8/15/31                                Aa1/AA+           20,700,370
      5,250       Harris Cnty. Health Facs. Dev. Corp. Rev., Ser. A,
                     5.375%, 2/15/26                                             NR/AA-             5,444,985
     25,000       Harris Cnty. Senior Lien Toll Road, 5.00%, 8/15/30 (FSA)      Aaa/AAA            26,219,500
      7,500       Keller Indpt. School Dist. GO, 4.875%, 8/15/31                Aaa/AAA             7,690,950
      3,170       Little Elm Indpt. School Dist. Ser. A, GO, 5.30%, 8/15/29      NR/AAA             3,305,644
      6,250       North Dallas Thruway Auth., 4.75%, 1/1/29 (FGIC)              Aaa/AAA             6,344,562
      5,000       Quinlin Indpt. School Dist. Go, 5.10%, 2/15/32                 Aaa/NR             5,214,550
                  State Turnpike Auth. Highway Imps. Rev.,
     10,000          zero coupon, 8/15/19 (AMBAC)                               Aaa/AAA             4,825,300
      8,880          5.00%, 8/15/42 (AMBAC)                                     Aaa/AAA             9,217,618
      4,900       State Water Financial Assistance, GO,
                     5.00%-5.25%, 8/1/35-8/1/36                                  Aa1/AA             5,122,807
      7,400       University Rev., Ser. B, 5.00%, 8/15/33                       Aaa/AAA             7,798,564


                       5.31.03 | PIMCO Municipal Income Funds II Annual Report 9

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2003

   Principal
    Amount                                                                  Credit Ratings
     (000)                                                                   Moody's/S&P*           Value**
--------------------------------------------------------------------------------------------------------------
                  TEXAS--(CONTINUED)
   $  8,000       Wichita Falls Water & Sewer Rev.,
                     5.00%, 8/1/27 (AMBAC)                                      Aaa/AAA         $   8,387,040
                                                                                                -------------
                                                                                                  155,518,998
                                                                                                -------------
                  VIRGINIA--0.5%
      6,500       Fredericksburg Industrial Dev., Medicorp Health Syst.,
                     Ser. B, 5.125%-5.25%, 6/15/27-6/15/33                       A3/NR              6,660,425
                                                                                                -------------
                  WASHINGTON--1.6%
     15,000       King Cnty. Sewer Rev., Ser. A, 5.00%, 1/1/35 (FSA)            Aaa/AAA            15,691,200
      5,000       Tacoma Sewer Rev., Ser. A, 5.00%, 12/1/31 (FGIC)              Aaa/AAA             5,232,300
                                                                                                -------------
                                                                                                   20,923,500
                                                                                                -------------
                  WISCONSIN--0.8%
      9,725       Badger Tobacco Asset Securitization Corp.,
                     6.125%, 6/1/27                                              Baa2/A-            9,299,531
      1,000       State Health & Educational Facs. Auth. Rev.,
                     5.375%, 10/1/30                                             NR/A+              1,025,130
                                                                                                -------------
                                                                                                   10,324,661
                                                                                                -------------
                  Total Municipal Bonds & Notes (cost-$1,130,991,337)                           1,191,265,440
                                                                                                -------------

-------------------------------------------------------------------------------------------------------------
 VARIABLE RATE NOTES (a)(b)(g)--9.4%
-------------------------------------------------------------------------------------------------------------

                  ALABAMA--1.3%
      3,960       Birmingham Waterworks & Sewer Board. Rev.,
                     Ser. 781, 18.65%, 1/1/33 (MBIA)                             Aaa/NR             5,114,023
      6,675       Jefferson Cnty. Sewer Rev., Ser. 352,
                     14.02%, 2/1/36 (FGIC)                                       Aaa/NR             9,906,968
      2,100       Montgomery Care Fac., Ser. 435,
                     13.23%, 11/15/29 (MBIA)                                     Aaa/NR             2,378,964
                                                                                                -------------
                                                                                                   17,399,955
                                                                                                -------------
                  COLORADO--0.2%
      2,813       Denver City & Cnty. Airpt Rev., Ser. 425,
                     15.47%, 11/15/25 (FSA)                                      Aaa/NR             3,197,138
                                                                                                -------------
                  FLORIDA--0.6%
      2,228       Orange Cnty. School Board, Ser. 328,
                     15.38%, 8/1/24 (MBIA)                                       Aaa/NR             2,691,889
      4,052       State Governmental Utilities Rev., Ser. 327,
                     15.38%, 10/1/29 (AMBAC)                                     Aaa/NR             4,833,440
                                                                                                -------------
                                                                                                    7,525,329
                                                                                                -------------
                  ILLINOIS--0.9%
                  Chicago GO,
      2,225          Ser. 332, 15.88%, 1/1/28 (MBIA)                             Aaa/NR             2,648,195
      3,300          Ser. 426, 14.90%, 1/1/40 (FGIC)                             Aaa/NR             4,438,896
      1,932       Cook Cnty., Ser. 403,
                     13.23%, 11/15/28 (FGIC)                                     Aaa/NR             2,233,469
      2,200       State GO, Ser. 783, 18.65%, 4/1/27                             Aaa/NR             2,912,844
                                                                                                -------------
                                                                                                   12,233,404
                                                                                                -------------
                  INDIANA--0.6%
      6,429       Indianapolis Local Public Improvement Bond Bank,
                     Ser. 784, 18.65%, 7/1/33 (MBIA).                            Aaa/NR             8,515,255
                                                                                                -------------


10 PIMCO Municipal Income Funds II Annual Report | 5.31.03

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2003

   Principal
    Amount                                                                  Credit Ratings
     (000)                                                                   Moody's/S&P*           Value**
--------------------------------------------------------------------------------------------------------------

                  MASSACHUSETTS--2.8%
   $  2,100       Boston Water & Sewer Community Rev.,
                     Ser. 434, 13.37%, 11/1/28 (FGIC)                            Aa2/NR         $   2,430,792
      2,420       State GO, Ser. 785, 18.87%, 11/1/30 (FGIC)                     Aaa/NR             3,255,432
      1,190       State College Bldg. Auth. Proj. Rev.,
                     66.986%-67.852%, 11/1/22-11/1/31                             NR/NR             4,537,185
                  State Turnpike Auth. Rev.,
      8,498          Ser. 335, 13.37%, 1/1/39 (AMBAC)                            Aaa/NR             9,590,958
      4,500          Ser. 489, 13.37%, 1/1/37 (AMBAC)                            Aaa/NR             5,001,300
     11,049          Ser. 334, 13.37%, 1/1/37 (AMBAC)                            Aaa/NR            12,279,859
                                                                                                -------------
                                                                                                   37,095,526
                                                                                                -------------
                  MICHIGAN--0.5%
      4,950       Detroit Water Supply Sys., Ser. 782,
                     18.65%, 7/1/32 (MBIA)                                       Aaa/NR             6,679,976
                                                                                                -------------
                  NEVADA--0.3%
      3,300       State GO, Ser. 344, 13.07%, 5/15/28 (FGIC)                     Aaa/NR             3,778,896
                                                                                                -------------
                  OHIO--0.2%
      1,975       Hamilton Cnty. Sales Tax, Ser. 356,
                     15.59%, 12/1/27 (MBIA)                                      Aaa/NR             2,340,770
                                                                                                -------------
                  PENNSYLVANIA--0.5%
                  Philadelphia School Dist., GO,
      2,505          Ser. 345, 12.24%, 4/1/27 (MBIA)                             Aaa/NR             2,713,917
      4,016          Ser. 496, 12.42%, 4/1/27 (MBIA)                             Aaa/NR             4,350,393
                                                                                                -------------
                                                                                                    7,064,310
                                                                                                -------------
                  TEXAS--1.3%
      3,075       Denton Util. Sys. Rev., Ser. 428,
                     16.09%, 12/1/29 (MBIA)                                      Aaa/NR             3,732,558
      1,650       Houston Arpt. Sys. Rev., Ser. 404,
                     13.02%, 7/1/25 (FGIC)                                       Aaa/NR             1,819,092
                  Houston Water & Sewer Syst. Rev.,
      2,750          Ser. 427, 15.59%, 12/1/28                                   Aaa/NR             3,201,110
      3,838          Ser. 495, 16.59%, 12/1/30                                   NR/AAA             4,813,453
      3,080       State Affordable Housing, American Housing Foundation,
                     Ser. A, Ser. 780, 19.34%, 9/1/22 (MBIA)                                        4,192,650
                                                                                                -------------
                                                                                                   17,758,863
                                                                                                -------------
                  WASHINGTON--0.2%
      2,730       Central Puget Sound Regl. Tran. Auth. Sales Tax & Motor,
                     Ser. 360, 12.24%, 2/1/28                                    Aaa/NR             2,961,395
                                                                                                -------------

                  Total Variable Rate Notes (cost-$102,468,100)                                   126,550,817
                                                                                                -------------

-------------------------------------------------------------------------------------------------------------
 U.S. TREASURY BILLS (e)--2.2%
-------------------------------------------------------------------------------------------------------------

     29,285          1.0148%-1.0899%, 8/7/03-8/14/03
                  Total U.S. Treasury Bills (cost-$29,223,729)                  Aaa/AAA            29,223,499
                                                                                                -------------
                  TOTAL INVESTMENTS, BEFORE CALL OPTIONS WRITTEN
                     (cost-$1,262,683,166+)--100.8%                                             1,347,039,756
                                                                                                -------------


                      5.31.03 | PIMCO Municipal Income Funds II Annual Report 11

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2003

                                                                             Credit Ratings
                                                                              Moody's/S&P*         Value**
--------------------------------------------------------------------------------------------------------------
 CALL OPTIONS WRITTEN (f)--(0.8)%
--------------------------------------------------------------------------------------------------------------

  Contracts
                  U.S. Treasury Bond Futures, Chicago Board of Trade:
       (686)         Strike price $116, expires 6/20/03                                        $   (2,422,438)
       (393)         Strike price $114, expires 6/20/03                                            (2,093,953)
     (1,508)         Strike price $116, expires 8/22/03                                            (6,786,000)
                                                                                               --------------
                  Total call options written (premiums received-$2,227,143)                       (11,302,391)
                                                                                               --------------
                  TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN
                     (cost-$1,260,456,023)--100%                                               $1,335,737,365
                                                                                               --------------

----------
+ The cost basis of portfolio securities for federal income tax purposes is $1,262,683,166. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $96,259,339 aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $11,902,749 and net unrealized depreciation for federal income tax purposes is $84,356,590.









                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


12 PIMCO Municipal Income Funds II Annual Report | 5.31.03

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2003

   Principal
    Amount                                                                  Credit Ratings
     (000)                                                                   Moody's/S&P*           Value**
--------------------------------------------------------------------------------------------------------------
 CALIFORNIA MUNICIPAL BONDS & NOTES--83.0%
--------------------------------------------------------------------------------------------------------------

   $ 34,300       ABAG Financing Auth. Rev., Ser. A,
                     5.20%-5.35%, 11/15/22-11/15/32                              NR/A           $  35,561,507
                  ABC Unified School Dist. GO,
      2,000          zero coupon, 8/1/23, Ser. B (FGIC)                         Aaa/AAA               767,220
      2,150          zero coupon, 8/1/30-8/1/31 (FGIC)                          Aaa/AAA               555,603
      1,000       Alpine Union School Dist. GO, Ser. B,
                     zero coupon, 8/1/24 (FSA)                                  Aaa/AAA               362,040
      8,115       Anaheim City School Dist. GO, 5.00%, 8/1/26 (FGIC)            Aaa/AAA             8,622,918
     53,000       Bakersfield, CP, Ser. B, zero coupon, 4/15/21                  NR/AAA            23,438,190
      1,965       Bay Area Govt. Assoc. Improvement Bd. Act 1915,
                     6.30%, 9/2/25                                                NR/NR             2,041,104
      2,000       Bay Area Govt. Assoc. Lease Rev., Ser. 2002-1,
                     5.00%, 7/1/32 (AMBAC)                                      Aaa/AAA             2,114,720
      1,085       Capistrano Unified School Dist., Community Fac. Dist.
                     Special Tax, 5.70%, 9/1/20                                   NR/NR             1,095,188
        565       Catholic Health Facs. Fin. Auth. Rev., Ser. A,
                     5.00%, 7/1/28                                              Baa2/BBB              534,869
      2,300       Ceres Unified School Dist., GO, zero coupon, 8/1/27 (FGIC)    Aaa/AAA               621,046
      9,865       Chula Vista Special Tax, 6.05%-6.20%, 9/1/25-9/1/33             NR/NR            10,063,267
      8,035       Clovis Unified School District, GO, Ser. B,
                     zero coupon, 8/1/23-8/1/27 (FGIC)                          Aaa/AAA             2,747,358
      1,410       Community College Financing Auth. Lease Rev., Ser. A,
                     5.00%, 8/1/27 (AMBAC)                                      Aaa/AAA             1,498,816
      6,355       Corona-Norco Unified School Dist., Public Financing Auth.
                     Special Tax, Ser. A, 5.55%-6.10%, 9/1/15-9/1/32             NR/NR              6,475,861
      1,110       Corona-Norco Unified School Dist. Special Tax,
                     5.10%, 9/1/25 (AMBAC)                                      Aaa/AAA             1,185,791
      2,800       Cotati Redev. Agcy. Tax Allocation, Ser. A,
                     5.00%, 9/1/31 (MBIA)                                       Aaa/AAA             2,950,528
      3,000       Dinuba Financing Auth. Lease Rev., 5.10%, 8/1/32 (MBIA)       Aaa/AAA             3,232,860
      2,825       Empire Union School Dist. Special Tax.,
                     zero coupon, 10/1/30-10/1/32 (AMBAC)                       Aaa/AAA               708,787
      1,000       Escondido Union School Dist. GO,
                     zero coupon, 8/1/27 (FSA)                                  Aaa/AAA               308,340
      2,440       Eureka Unified School Dist. GO, zero coupon, 8/1/27 (FSA)     Aaa/AAA               752,350
                  Foothill Eastern Corrider Agcy. Toll Road Rev.,
     42,010          zero coupon, 1/1/25-1/1/30, Ser. A                         Aaa/AAA            13,290,392
      1,500          zero coupon, 1/15/27 (MBIA)                                Aaa/AAA             1,193,895
        400       Franklin-McKinley School Dist. GO,
                     5.00%, 8/1/27 Ser. B (FSA)                                 Aaa/AAA               425,196
     47,900       Golden State Tobacco Securitization Corp. Rev.,
                     Ser. 2003-A-1, 6.25%-6.75%, 6/1/33-6/1/39                   A3/A-             44,351,995
        850       Golden Valley Unified School Dist. GO, Ser. B,
                     zero coupon, 8/1/35 (FGIC)                                 Aaa/AAA               175,304
      2,115       Health Facs. Financing Auth. Rev., 5.375%, 11/1/20              NR/A              2,294,394
      1,750       Huntington Beach Community Facs. Dist. Special Tax,
                     6.30%, 9/1/32                                                NR/NR             1,800,383


                      5.31.03 | PIMCO Municipal Income Funds II Annual Report 13

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2003

   Principal
    Amount                                                                  Credit Ratings
     (000)                                                                   Moody's/S&P*           Value**
--------------------------------------------------------------------------------------------------------------
   $  2,080       Industry Urban Dev. Agcy. Tax Allocation,
                     4.75%, 5/1/21 (MBIA)                                       Aaa/AAA         $   2,160,122
      7,000       Irvine Improvement Board Act 1915 Special Assessment,
                     5.70%, 9/2/26                                                NR/NR             7,135,310
      1,900       Jurupa Unified School Dist. GO, zero coupon, 5/1/27 (FGIC)    Aaa/AAA               585,846
      2,450       Kings Canyon JT Unified School Dist. GO,
                     zero coupon, 8/1/27 (FGIC)                                 Aaa/AAA               755,433
      5,300       Livermore-Amador Valley Water Management Agcy.,
                     Sewer Rev., 5.00%, 8/1/31 (AMBAC)                          Aaa/AAA             5,582,543
      5,935       Long Beach Unified School Dist., GO, Ser. C,
                     5.00%, 8/1/27 (MBIA)                                        Aaa/NR             6,289,616
                  Los Angeles, CP,
      9,895          5.00%, 2/1/27 (MBIA)                                       Aaa/AAA            10,441,996
      2,685          5.00%, 10/1/27, Ser. AU (MBIA)                             Aaa/AAA             2,842,797
      7,200       Los Angeles Wastewater Syst. Rev., Ser. A,
                     5.00%, 6/1/30 (FGIC)                                       Aaa/AAA             7,594,560
      3,475       Loyola Marymount University Educational Facs. Auth. Rev.,
                     zero coupon, 10/1/34 (MBIA)                                 Aaa/NR               746,604
      1,000       Manhattan Beach Unified School Dist. GO,
                     zero coupon, 9/1/25 (FGIC)                                 Aaa/AAA               340,720
      7,295       Manteca Redev. Agcy. Tax Allocation,
                     5.00%, 10/1/32 (FSA)                                       Aaa/AAA             7,735,180
                  Manteca Unified School Dist. Special Tax,
      5,330          5.00%, 9/1/29, Ser. C                                      Aaa/AAA             5,653,478
      2,365          zero coupon, 9/1/25 (MBIA)                                 Aaa/AAA               805,803
      4,000       Merced Cnty., CP, 5.00%, 6/1/32 (AMBAC)                        Aaa/NR             4,216,120
      7,320       Modesto Elementary School Dist., Stanislaus Cnty. GO,
                     Ser. A, zero coupon, 8/1/23-5/1/27 (FGIC)                  Aaa/AAA             2,606,678
      2,150       Modesto High School Dist., Stanislaus Cnty. GO, Ser. A,
                     zero coupon, 8/1/26 (FGIC)                                 Aaa/AAA               697,589
      1,000       Modesto Public Financing Auth. Lease Rev.,
                     5.00%, 9/1/29 (AMBAC)                                      Aaa/AAA             1,051,870
      2,385       Monrovia Financing Auth. Lease Rev.,
                     5.125%, 12/1/31 (AMBAC)                                    Aaa/AAA             2,579,950
                  Montebello Unified School Dist. GO,
      7,105          zero coupon, 8/1/24-8/1/27 (FGIC)                          Aaa/AAA             2,366,818
      1,485          zero coupon, 8/1/24 (FSA)                                  Aaa/AAA               537,629
      2,400       Morgan Hill Unified School Dist. GO,
                     zero coupon, 8/1/23 (FGIC)                                 Aaa/AAA               920,664
      1,500       Mountain View-Whisman School Dist. GO, Ser. D,
                     5.00%, 6/1/27 (MBIA)                                       Aaa/AAA             1,593,315
      1,800       Murrieta Redev. Agcy. Tax, 5.00%, 8/1/32 (MBIA)               Aaa/AAA             1,907,370
      3,245       Newark Unified School Dist. GO, Ser. D,
                     zero coupon, 8/1/26 (FSA)                                  Aaa/AAA             1,041,028
      2,750       North City West School Facs. Financing Auth., Special Tax,
                     zero coupon, 9/1/27 (AMBAC)                                Aaa/AAA               844,497
      3,580       Oakland Redev. Agcy. Tax Allocation,
                     5.25%, 9/1/27-9/1/33                                         NR/A-             3,739,662


14 PIMCO Municipal Income Funds II Annual Report | 5.31.03

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2003

   Principal
    Amount                                                                  Credit Ratings
     (000)                                                                   Moody's/S&P*           Value**
--------------------------------------------------------------------------------------------------------------
   $  1,000       Orange Cnty. Community Facs. Dist. Special Tax, Ser. A,
                     6.00%, 8/15/25                                               NR/NR         $   1,029,880
      7,625       Orange Cnty. Water Dist. CP, Rev., Ser. B,
                     5.00%, 8/15/34 (MBIA)                                      Aaa/AAA             8,080,822
      3,685       Palmdale Community Redev. Agcy. Tax Allocation,
                     zero coupon, 12/1/30-12/1/32 (AMBAC)                       Aaa/AAA               911,509
      1,750       Paramount Unified School Dist. GO, Ser. B,
                     zero coupon, 9/1/23 (FSA)                                  Aaa/AAA               668,658
                  Perris Public Financing Auth. Rev.,
      1,190          4.75%, 10/1/23, Ser. B (MBIA)                              Aaa/AAA             1,239,718
      2,580          5.375%-5.625%, 10/1/20-10/1/31, Ser. C                      NR/BBB             2,716,724
     14,200       Poway Unified School Dist. Special Tax,
                     5.50%-6.125%, 9/1/25-9/1/33                                  NR/NR            14,233,848
      2,000       Rancho Cucamonga Community Facs. Dist., Special Tax,
                     Ser. A, 6.375%, 9/1/31                                       NR/NR             2,057,520
      1,500       Richmond Wastewater Rev., zero coupon, 8/1/30 (FGIC)          Aaa/AAA               396,465
     17,500       Rocklin Unified School Dist. GO,
                     zero coupon, 8/1/24-8/1/27 (FGIC)                          Aaa/AAA             5,863,930
      9,250       Roseville Redev. Agcy. Tax Allocation,
                     5.00%, 9/1/27-9/1/33 (MBIA)                                Aaa/AAA             9,813,223
                  Sacramento City Financing Auth. Rev., Ser. A,
      4,500          5.00%, 12/1/32 (FSA)                                       Aaa/AAA             4,754,160
      4,935          6.25%, 9/1/23                                                NR/NR             5,155,792
     16,000       Sacramento Cnty. Airport Syst. Rev., Ser. A,
                     5.00%, 7/1/32 (FSA)                                        Aaa/AAA            16,809,120
      1,500       San Diego Public Facs. Financing Auth. Lease Rev.,
                     5.00%, 4/1/32 (MBIA)                                       Aaa/AAA             1,579,725
      1,000       San Diego Public Facs. Financing Auth. Sewer Rev., Ser. A,
                     5.00%, 5/15/29 (FGIC)                                      Aaa/AAA             1,057,620
     16,285       San Diego Cnty. Water Auth. Water Rev., CP, Ser. A,
                     5.00%, 5/1/28-5/1/29 (MBIA)                                Aaa/AAA            17,270,605
                  San Francisco City & Cnty. Airport Community, Int'l Airport Rev.,
      5,585          4.50%, 5/1/28, Ser. 15B (MBIA)                             Aaa/AAA             5,613,260
     20,300          5.00%, 5/1/32, Ser. 28B (MBIA)                             Aaa/AAA            21,310,940
      7,660       San Francisco City & Cnty. Public Utilities Community
                     Water Rev., Ser. A, 5.00%, 11/1/27 (MBIA)                  Aaa/AAA             8,113,625
     10,405       San Joaquin Hills Transportation Corridor Agcy.
                     Toll Road Rev., zero coupon, 1/1/25                        AAA/AAA             3,787,004
     10,190       San Jose, GO, 5.125%, 9/1/31 (MBIA)                           Aa1/AA+            10,825,652
      7,875       San Juan Unified School Dist. GO,
                     zero coupon, 8/1/23-8/1/26 (FSA)                           Aaa/AAA             2,659,818
      5,000       Santa Margarita Community Fac. Water Dist. Special Tax,
                     6.00%-6.25%, 9/1/29-9/1/30                                   NR/NR             5,142,730
      2,300       San Mateo Union High School Dist. GO,
                     zero coupon, 9/1/20 (FGIC)                                 Aaa/AAA             1,053,538
      4,835       San Mateo Foster City School Dist. GO,
                     5.10%, 8/1/31 (FGIC)                                       Aaa/AAA             5,155,174


                      5.31.03 | PIMCO Municipal Income Funds II Annual Report 15

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2003

   Principal
    Amount                                                                  Credit Ratings
     (000)                                                                   Moody's/S&P*           Value**
--------------------------------------------------------------------------------------------------------------
   $  1,730       San Rafael City High School Dist. GO, Ser. B,
                     5.00% 8/1/27 (FSA)                                         Aaa/AAA         $   1,836,931
      3,280       San Rafael Elementary School Dist. GO, Ser. B,
                     5.00%, 8/1/27 (FSA)                                        Aaa/AAA             3,482,737
      8,690       Santa Clara Unified School Dist. GO,
                     5.00%, 7/1/25-7/1/27 (MBIA)                                 NR/AAA             9,231,983
      1,260       Santa Cruz Cnty., CP, 5.25%, 8/1/32                            A2/NR              1,334,164
      3,500       Saugus Hart School Facs. Financing Auth. Special Tax,
                     6.10%-6.125%, 9/1/32-9/1/33                                  NR/NR             3,592,925
      1,000       Shasta Union High School Dist. GO,
                     zero coupon, 8/1/24 (FGIC)                                 Aaa/AAA               362,040
     12,975       South Gate Utility Auth. Rev., 5.00%, 10/1/32 (FGIC)           NR/AAA            13,758,431
      4,745       South Tahoe JT Powers Parking Financing Auth. Rev.,
                     Ser. A, 7.00%, 12/1/27                                       NR/NR             4,861,632
      1,800       Southern Mono Health Care Dist. GO,
                     zero coupon, 8/1/26 (MBIA)                                 Aaa/AAA               577,458
                  State GO,
      1,650          5.00%, 4/1/27 (AMBAC)                                      Aaa/AAA             1,742,301
      7,780          5.25%, 2/1/30 (XLCA)                                       Aaa/AAA             8,332,380
      9,375       State Health Facs. Financing Auth. Rev.,
                     5.125%-5.25%, 1/1/22-1/1/26                                   NR/A             9,714,244
      9,605       State Public Works Board Lease Rev., Ser. A,
                     5.00%, 10/1/22 (FSA)                                       Aaa/AAA            10,274,180
      1,710       State University Rev. & Colleges, Ser. A,
                     5.00%, 11/1/33 (AMBAC)                                     Aaa/AAA             1,805,828
      1,170       Statewide Community Dev. Auth. CP, 6.10%, 11/1/15               NR/NR             1,196,992
      5,000       Statewide Community Dev. Auth. Rev.,
                     6.75%, 10/1/30-7/1/32                                        NR/NR             5,243,200
      2,770       Statewide Community Dev. Auth., Rev., Ser. A,
                     5.50%, 11/1/32                                               A3/A              2,872,795
                  Statewide Financing Auth. Tobacco Settlement Rev.,
      1,955          5.625%, 5/1/29, Ser. A                                       A3/NR             1,696,099
     20,000          6.00%, 5/1/37, Ser. B                                        A3/NR            16,858,400
      7,750       Tamalpais Union High School Dist. GO,
                     5.00%, 8/1/27 (FSA)                                        Aaa/AAA             8,229,028
                  Tobacco Securization Agcy. Rev.,
     15,000          5.625%-6.00%, 6/1/23-6/1/35                                  A3/A-            13,498,950
      1,800          5.875%, 6/1/43, Ser. A                                       A3/NR             1,472,490
      4,500          6.00%, 6/1/42                                                A3/NR             3,757,455
      1,000       Tracy Community Facs. Dist. Special Tax, 6.00%, 9/1/27          NR/NR             1,017,440
      7,815       Tustin Unified School Dist. Special Tax,
                     5.00%, 9/1/38 (FSA)                                        Aaa/AAA             8,246,388
      1,555       Ventura Unified School Dist. GO, Ser. F,
                     5.00%, 8/1/32 (FSA)                                        Aaa/AAA             1,652,327
     10,000       Ventura Cnty. Community College Dist. GO, Ser. A,
                     5.00%, 8/1/27 (MBIA)                                       Aaa/AAA            10,629,900
      2,000       Vernon Elec. Syst. Rev., 5.50%, 4/1/33                        A2/BBB+             2,061,260


16 PIMCO Municipal Income Funds II Annual Report | 5.31.03

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2003

   Principal
    Amount                                                                  Credit Ratings
     (000)                                                                   Moody's/S&P*           Value**
--------------------------------------------------------------------------------------------------------------
   $  3,535       Victor Elementary School Dist., Ser. A,
                     zero coupon, 8/1/24-8/1/26 (FGIC)                          Aaa/AAA         $   1,188,996
      1,000       Vista Unified School Dist. GO, Ser. A,
                     zero coupon, 8/1/26 (FSA)                                  Aaa/AAA               324,460
      7,320       West Contra Costa University School Dist. GO, Ser. A,
                     5.00%, 8/1/26-8/1/31 (MBIA)                                Aaa/AAA             7,752,555
      3,375       Westlands Water Dist. Rev. CP, 5.00%, 9/1/34 (MBIA)           Aaa/AAA             3,563,089
      2,110       Yuba City Unified School Dist. GO,
                     zero coupon, 9/1/25 (FGIC)                                 Aaa/AAA               718,919
                                                                                                -------------

                  Total California Municipal Bonds & Notes (cost-$549,953,619)                    572,132,157
                                                                                                -------------

-------------------------------------------------------------------------------------------------------------
 OTHER MUNICIPAL BONDS & NOTES--0.5%
-------------------------------------------------------------------------------------------------------------

                  PUERTO RICO--0.5%
      3,500       Public Building Auth. Rev., Ser. G,
                     4.75%, 7/1/32 (cost-$3,494,280)                            Baa1/A-             3,525,550
                                                                                                -------------

-------------------------------------------------------------------------------------------------------------
 CALIFORNIA VARIABLE RATE NOTES (a)(b)(g)--12.1%
-------------------------------------------------------------------------------------------------------------

                  Los Angeles Dept. of Water & Power, Waterworks Rev.,
      4,238          16.27%, 7/1/41 (FGIC) (c)                                   Aaa/NR             5,218,058
      2,500          16.12%, 7/1/41 (MBIA) (c)                                   Aaa/NR             3,078,500
     12,465       Los Angeles Unified School Dist. GO,
                     27.68%-31.46%, 1/11/11 (FSA) (c)                             NR/NR            19,148,073
      1,875       Modesto Public Financing Auth. Lease Rev., Ser. 354,
                     15.77%, 9/1/29 (AMBAC) (c)                                  AAA/NR             2,264,025
      4,952       Oakland, GO, Ser. 756, 15.77%, 1/15/32 (FGIC) (c)              Aaa/NR             6,009,190
      6,615       San Diego Public Facs. Financing Auth. Water Rev.,
                     15.77%, 8/1/32 (MBIA) (c)                                   Aaa/NR             8,065,008
                  San Diego Unified School Dist. GO,
      1,944          15.77%, 7/1/27 Ser. 758 (FGIC) (c)                          Aaa/NR             2,391,120
      2,209          15.77%, 7/1/26 Ser. 759 (FSA) (c)                            NR/NR             2,807,020
      3,743       San Jose GO, 15.77%, 9/1/32 (MBIA) (c)                         Aaa/NR             4,568,844
      2,288       San Jose Unified School Dist. Santa Clara Cnty. GO,
                     15.77%, 8/1/27 (FSA) (c)                                    Aaa/NR             2,853,062
      6,220       State GO, 49.39%, 9/1/12 (MBIA) (c)                            Aaa/NR            20,319,496
      5,228       University Revs., Ser. 762, 15.77%, 9/1/28 (FGIC)(c)           Aaa/NR             6,503,324
                                                                                                -------------

                  Total California Variable Rate Notes (cost-$67,112,067)                          83,225,720
                                                                                                -------------

-------------------------------------------------------------------------------------------------------------
 CALIFORNIA SHORT-TERM VARIABLE RATE DEMAND NOTES (d)--3.1%
-------------------------------------------------------------------------------------------------------------

      2,000       Eastern Municipal Water & Sewer Dist. Rev. CP, Ser. B,
                     1.10%, 6/5/03 (FGIC)                                       VMIG1/A1+           2,000,000
      2,850       Irvine Ranch Water Dist. GO, Ser. B, 1.25%, 6/2/03             NR/A1+             2,850,000
        700       Los Angeles Dept. Water & Power Waterworks Rev.,
                     Ser. B-2, 1.20%, 6/2/03                                    VMIG1/A1+             700,000
      5,500       Metropolitan Water Dist. Southern Waterworks Rev.,
                     Ser. C-1, 1.25%, 6/2/03                                    VMIG1/A1+           5,500,000
        800       Orange Cnty. Sanitation Dist. CP, Ser. B, 1.25%, 6/2/03       VMIG1/A1+             800,000
      2,600       State Health Facs. Fin. Auth. Rev., Ser. B,
                     1.30%, 6/2/03 (AMBAC)                                      VMIG1/A1+           2,600,000


                      5.31.03 | PIMCO Municipal Income Funds II Annual Report 17

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2003

   Principal
    Amount                                                                  Credit Ratings
     (000)                                                                   Moody's/S&P*           Value**
--------------------------------------------------------------------------------------------------------------
   $  3,900       State Infrastructure & Economic Dev. Bk. Rev., Ser. B,
                     1.30%, 6/2/03 (AMBAC)                                       Aaa/A1+        $   3,900,000
      2,000       State RAN, 1.32%, 6/20/03                                      MIG2/SP2           1,999,220
        800       Statewide Community Dev. Auth. CP,
                     1.25%, 6/2/03 (AMBAC)                                       VMIG1/A1             800,000
                                                                                                -------------
                  Total California Short-Term Variable Rate Demand Notes
                     (cost-$21,149,105)                                                            21,149,220
                                                                                                -------------

-------------------------------------------------------------------------------------------------------------
 U.S. TREASURY BILLS (e)--1.9%
-------------------------------------------------------------------------------------------------------------

      1,820          1.03%, 8/7/03                                              Aaa/AAA             1,816,396
     11,450          1.04%, 8/14/03                                             Aaa/AAA            11,424,810
                                                                                                -------------
                  Total U.S. Treasury Bills (cost-$13,241,616)                                     13,241,206
                                                                                                -------------
                  TOTAL INVESTMENTS, BEFORE CALL OPTIONS WRITTEN
                     (cost-$654,950,687++)--100.6%                                                693,273,853

-------------------------------------------------------------------------------------------------------------
 CALL OPTIONS WRITTEN (f)--(0.6)%
-------------------------------------------------------------------------------------------------------------

     Contracts
                  U.S. Treasury Bond Futures, Chicago Board of Trade:
      (201)          Strike Price $114, expires 6/20/03                                         $  (1,070,953)
      (373)          Strike Price $116, expires 6/20/03                                            (1,317,156)
      (373)          Strike Price $116, expires 8/22/03                                            (1,678,500)
                                                                                                -------------
                  Total call options written (premiums received-$743,511)                          (4,066,609)
                                                                                                -------------
                  TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN
                     (cost-$654,207,176)--100.0%                                                $ 689,207,244
                                                                                                -------------


----------
++ The cost basis of portfolio securities for federal income tax purposes is $654,950,687. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $45,964,508; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $7,641,342, net unrealized appreciation for federal income tax purposes is $38,323,166.









                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


18 PIMCO Municipal Income Funds II Annual Report | 5.31.03

PIMCO NEW YORK MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2003

   Principal
    Amount                                                                  Credit Ratings
     (000)                                                                   Moody's/S&P*           Value**
--------------------------------------------------------------------------------------------------------------
 NEW YORK MUNICIPAL BONDS & NOTES--90.5%
--------------------------------------------------------------------------------------------------------------

   $ 1,250        Buffalo Municipal Water Fin. Auth., Water Syst. Rev., Ser. B,
                     5.00%-5.125%, 7/1/27-7/1/32 (FSA)                          Aaa/AAA         $   1,333,148
    10,000        Erie Cnty. Tobacco Asset 6.50%, 7/15/32                       Baa2/A-            10,077,300
     5,000        Metropolitan Transportation Auth. Dedicated Tax Fund,
                     Ser. A, 5.00%, 11/15/30                                     A1/AA-             5,206,200
                  Metropolitan Transportation Auth. Rev.,
     1,850           5.00%, 11/15/30, Ser. A (FSA)                              Aaa/AAA             1,952,564
    10,000           5.25%, 11/15/31, Ser. E                                     A2/A              10,659,000
     7,000        Metropolitan Transportation Auth. Service Contract,
                     Ser. B, 5.35%, 7/1/31                                      A3/AAA              7,509,110
                  New York City, GO
     1,500           5.75%, 8/1/16, Ser. A                                       A2/A               1,680,000
     4,000           5.00%, 3/1/33, Ser. I                                       A2/A               4,067,600
     3,100        New York City Health & Hospital Corp., Rev., Ser. A,
                     5.375%-5.45%, 2/15/26                                      A3/BBB              3,225,618
     1,250        New York City Indl. Dev. Agcy., Civic Fac. Rev.,
                     6.45%, 7/1/32                                              Baa3/NR             1,335,050
     1,000        New York City Indl Dev. Agcy. Rev.,
                     4.95%, 11/20/32 (GNMA)                                      NR/AAA             1,024,610
                  New York City Municipal Water Fin. Auth.,
                     Water & Sewer Sys. Rev., Ser. A,
     5,000           5.00%, 6/15/32                                              Aa2/AA             5,201,050
    15,000           5.125%, 6/15/34                                             Aa2/AA            15,860,250
                  New York City Transitional Fin. Auth. Rev.,
     7,195           5.00%, 11/15/26, Ser. A.                                    Aa2/AA+            7,593,891
    10,000           5.00%, 11/1/27, Ser. B                                      Aa2/AA+           10,536,600
     3,600        Port Auth. New York & New Jersey, 5.00%, 4/15/32              Aaa/AAA             3,811,356
     6,590        Sachem Central School District of Holbrook,
                     5.00%, 6/15/28-6/15/29                                     Aaa/AAA             6,998,784
     7,500        State Dormitory Auth. Lease Rev., State Univ. Dormitory Facs.,
                     5.00%, 7/1/32                                               A1/AA-             7,822,050
     3,225        State Dormitory Auth. Revs., FHA-NY & Presbyterian Hospital,
                     4.75%, 8/1/27(AMBAC)                                       Aaa/AAA             3,335,424
     5,000        State Dormitory Auth. Revs., FHA-Saint Barnabas, Ser. A,
                     5.00%, 2/1/31(AMBAC)                                       Aaa/AAA             5,277,900
     8,850        State Dormitory Auth. Revs., North General Hospital,
                     5.00%, 2/15/25                                              NR/AA-             9,116,828
     5,300        State Dormitory Auth. Revs., Lenox Hill Hospital,
                     5.50%, 7/1/30                                               A3/NR              5,630,243
     1,400        State Dormitory Auth. Revs., Long Island Univ.,
                     5.25%, 9/1/28                                              Baa3/AA             1,495,382
     7,000        State Dormitory Auth. Revs., Memorial Sloan-Kettering
                     Center, Ser. 1, 5.00%, 7/1/34                               Aa2/AA             7,309,610
     4,270        State Dormitory Auth. Rev., Teachers College,
                     5.00%, 7/1/32 (MBIA)                                        Aaa/NR             4,505,619
      8,600       State Dormitory Auth. Rev., State Personal Income Tax,
                     5.00%, 3/15/32                                               NR/AA             8,957,330


                      5.31.03 | PIMCO Municipal Income Funds II Annual Report 19

PIMCO NEW YORK MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2003

   Principal
    Amount                                                                  Credit Ratings
     (000)                                                                   Moody's/S&P*           Value**
--------------------------------------------------------------------------------------------------------------
   $ 2,000        State Environmental Facs. Corp., State Clean
                     Water & Drinking, 5.125%, 6/15/31                          Aaa/AAA         $   2,144,040
     2,500        State Power Auth., Ser. A, 4.75%, 11/15/22                     Aa2/AA-            2,618,175
     6,000        State Urban Dev. Corp., Correctional & Youth Facs. Services,
                     Ser. A, 5.50%, 1/1/17                                       NR/AA-             6,843,660
     6,100        State Urban Dev. Corp., Personal Income Tax, Ser. C,
                     5.00%, 3/15/33                                              A1/AA              6,328,994
                  Tobacco Trust II Settlement Asset Backed, Inc.
    25,000           5.75%, 7/15/32                                              A3/A-             22,926,000
    10,000           6.375%, 7/15/39                                             A3/A               9,585,000
                  Triborough Bridge & Tunnel Auth. Revs., Ser. A,
     4,700           5.00%, 1/1/32 (FGIC)                                       Aaa/AAA             4,964,798
     6,000           5.00%, 1/1/27                                              Aa3/AA-             6,329,160
       750        Westchester Cnty. Indl Dev. Agcy. Continuing Care,
                     6.50%, 1/1/34                                                NR/NR               760,080
                                                                                                -------------

                  Total New York Municipal Bonds & Notes (cost-$206,712,172)                      214,022,424
                                                                                                -------------

-------------------------------------------------------------------------------------------------------------
 OTHER MUNICIPAL BONDS & NOTES--2.7%
-------------------------------------------------------------------------------------------------------------

                  PUERTO RICO--2.7%
     5,675        Children Trust Fund Puerto Rico Tobacco Settlement Rev.,
                     5.625%, 5/15/43                                             Baa2/A-            4,864,156
     1,500        Puerto Rico Commonwealth Highway & Transportation Auth.,
                     Ser. D, 5.25%, 7/1/38                                       Baa1/A             1,570,485
                                                                                                -------------

                  Total Other Municipal Bonds & Notes (cost-$6,967,227)                             6,434,641
                                                                                                -------------

-------------------------------------------------------------------------------------------------------------
 NEW YORK VARIABLE RATE NOTES (a) (b) (g)--5.6%
-------------------------------------------------------------------------------------------------------------

     6,994        Long Island Power Auth. Elec. Syst. Rev., Ser. 339,
                     16.71%, 12/1/26 (MBIA)                                      Aaa/NR             8,922,665
     3,939        New York City Municipal Water Fin. Auth., Water & Sewer
                     Sys. Rev., Ser. 364, 12.31%, 6/15/25 (MBIA)                 Aaa/NR             4,404,747
                                                                                                -------------

                  Total New York Variable Rate Notes (cost-$10,526,506)                            13,327,412
                                                                                                -------------

-------------------------------------------------------------------------------------------------------------
 U.S. TREASURY BILLS (e)--2.1%
-------------------------------------------------------------------------------------------------------------

     4,960        1.00-1.07%, 8/7/03-8/14/03 (cost-$4,949,474)                  Aaa/AAA             4,949,292
                                                                                                -------------
                  TOTAL INVESTMENTS BEFORE CALL OPTIONS WRITTEN
                     (cost-$229,155,379+++)--100.9%                                               238,733,769
                                                                                                -------------









20 PIMCO Municipal Income Funds II Annual Report | 5.31.03

PIMCO NEW YORK MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2003

                                                                                                   Value**
-------------------------------------------------------------------------------------------------------------
 CALL OPTIONS WRITTEN (f)--(0.9)%
-------------------------------------------------------------------------------------------------------------

     Contracts    U.S. Treasury Bond Futures, Chicago Board of Trade:
      (116)          Strike price $116, expires 6/20/03                                         $    (363,719)
      (114)          Strike price $114, expires 6/20/03                                              (367,641)
      (116)          Strike price $116, expires 8/22/03                                            (1,507,500)
                                                                                                -------------
                  Total call options written (premiums received-$453,255)                          (2,238,860)
                                                                                                -------------
                  TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN
                     (cost-$228,702,123)--100%                                                  $ 236,494,909
                                                                                                -------------

--------------------------------------------------------------------------------
+++ The cost basis of portfolio securities for federal income tax purposes is $229,155,379. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $12,671,179, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $3,092,789 and net unrealized appreciation for federal income tax purposes is $9,578,390.

--------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS:

*   Unaudited

** Long-term debt securities are valued by an independent price service authorized by the Board of Trustees.

(a) Variable Rate Notes are instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At May 31, 2003, these securities amounted to $126,550,817 or 9.4% of investments, $85,224,940 or 12.4% of investments and $13,327,412 or 5.6% of investments, respectively, for Municipal, California and New York Municipal.

(c) Security deemed illiquid.

(d) Maturity date shown is date of next call.

(e) All or partial principal amount segregated as initial margin on futures contracts.

(f) Non-income producing security.

(g) Residual Interest Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

--------------------------------------------------------------------------------
GLOSSARY:

AMBAC -- insured by American Municipal Bond Assurance Corp.
CP -- Certificates of Participation
FGIC -- insured by insured Financial Guaranty Insurance Co.
FSA -- insured by Financial Security Assurance, Inc.
GNMA -- Government National Mortgage Association
GO -- General Obligation Bonds
MBIA -- insured by Municipal Bond Investors Assurance
NR -- Not Rated
RAN -- Revenue Anticipation Note
XLCA -- insured by XL Capital Assurance





                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                      5.31.03 | PIMCO Municipal Income Funds II Annual Report 21

PIMCO MUNICIPAL INCOME FUNDS II STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2003

                                                                               CALIFORNIA      NEW YORK
                                                             MUNICIPAL II     MUNICIPAL II   MUNICIPAL II
                                                            --------------   -------------  -------------
ASSETS:
Investments, at value (cost-$1,262,683,166, $654,950,687
  and $229,155,379, respectively)                           $1,347,039,756   $693,273,853   $238,733,769
---------------------------------------------------------   --------------   ------------   ------------
Cash                                                                    --        115,742             --
---------------------------------------------------------   --------------   ------------   ------------
Interest receivable                                             21,860,250     11,735,657      4,223,197
---------------------------------------------------------   --------------   ------------   ------------
Receivable for investments sold                                         --      1,600,095             --
---------------------------------------------------------   --------------   ------------   ------------
Receivable for variation margin on futures contracts               212,069         97,859         78,328
---------------------------------------------------------   --------------   ------------   ------------
Prepaid expenses                                                    76,700         50,198         32,405
---------------------------------------------------------   --------------   ------------   ------------
  Total Assets                                               1,369,188,775    706,873,404    243,067,699
---------------------------------------------------------   --------------   ------------   ------------

LIABILITIES:
Due to custodian                                                   324,177             --        233,015
---------------------------------------------------------   --------------   ------------   ------------
Dividends payable to common and preferred shareholders           4,934,476      2,460,782        851,976
---------------------------------------------------------   --------------   ------------   ------------
Options written, at value (premiums received-
  $2,227,143, $743,511, $453,255, respectively)                 11,302,391      4,066,609      2,238,860
---------------------------------------------------------   --------------   ------------   ------------
Investment management fees payable                                 573,773        295,722        100,805
---------------------------------------------------------   --------------   ------------   ------------
Accrued expenses                                                   168,771         79,893         37,442
---------------------------------------------------------   --------------   ------------   ------------
  Total Liabilities                                             17,303,588      6,903,006      3,462,098
---------------------------------------------------------   --------------   ------------   ------------
PREFERRED SHARES ($0.00001 PAR VALUE AND $25,000 NET
  ASSET AND LIQUIDATION VALUE PER SHARE APPLICABLE TO
  AN AGGREGATE OF 20,200, 10,400 AND 3,600 SHARES ISSUED
  AND OUTSTANDING, RESPECTIVELY)                               505,000,000    260,000,000     90,000,000
---------------------------------------------------------   --------------   ------------   ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                  $846,885,187   $439,970,398   $149,605,601
---------------------------------------------------------   --------------   ------------   ------------

COMPOSITION OF NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS:
Common Stock:
  Par value ($0.00001 per share)                              $        578   $        300   $        104
---------------------------------------------------------   --------------   ------------   ------------
  Paid-in-capital in excess of par                             821,208,452    426,317,796    146,978,939
---------------------------------------------------------   --------------   ------------   ------------
Undistributed (dividends in excess of) net investment income       725,557      (465,795)      (322,399)
---------------------------------------------------------   --------------   ------------   ------------
Accumulated net realized loss                                  (39,952,745)   (16,230,403)    (4,710,282)
---------------------------------------------------------   --------------   ------------   ------------
Net unrealized appreciation of investments,
  futures contracts and options written                         64,903,345     30,348,500      7,659,239
---------------------------------------------------------   --------------   ------------   ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                  $846,885,187   $439,970,398   $149,605,601
---------------------------------------------------------   --------------   ------------   ------------
Common Shares Outstanding                                       57,780,866     30,006,873     10,354,582
---------------------------------------------------------   --------------   ------------   ------------
NET ASSET VALUE PER COMMON SHARE                                    $14.66         $14.66         $14.45
---------------------------------------------------------   --------------   ------------   ------------




                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

22 PIMCO Municipal Income Funds II Annual Report | 5.31.03

PIMCO MUNICIPAL INCOME FUNDS II STATEMENTS OF OPERATIONS
For the period June 28, 2002* through May 31, 2003

                                                                               CALIFORNIA      NEW YORK
                                                             MUNICIPAL II     MUNICIPAL II   MUNICIPAL II
                                                            --------------   -------------  -------------


INVESTMENT INCOME:
Interest                                                     $60,992,145      $29,744,348    $10,195,370
--------------------------------------------------------     -----------      -----------    -----------

EXPENSES:
Investment management fees                                     7,555,858        3,891,841      1,345,276
--------------------------------------------------------     -----------      -----------    -----------
Auction agent fees and commissions                               997,739          522,827        182,737
--------------------------------------------------------     -----------      -----------    -----------
Custodian and accounting agent fees                              214,821          118,107         75,465
--------------------------------------------------------     -----------      -----------    -----------
Trustees' fees and expenses                                       92,930           42,690         14,702
--------------------------------------------------------     -----------      -----------    -----------
Legal fees                                                        33,795           17,200          6,595
--------------------------------------------------------     -----------      -----------    -----------
Audit and tax service fees                                        59,655           57,816         27,390
--------------------------------------------------------     -----------      -----------    -----------
New York Stock Exchange listing fees                              48,264           33,120         24,982
--------------------------------------------------------     -----------      -----------    -----------
Reports to shareholders                                           47,361           22,324          8,700
--------------------------------------------------------     -----------      -----------    -----------
Transfer agent fees                                               26,031           24,974         24,370
--------------------------------------------------------     -----------      -----------    -----------
Insurance expenses                                                 6,207            3,479          1,551
--------------------------------------------------------     -----------      -----------    -----------
Miscellaneous                                                      7,426            5,139          2,138
--------------------------------------------------------     -----------      -----------    -----------
  Total expenses                                               9,090,087        4,739,517      1,713,906
--------------------------------------------------------     -----------      -----------    -----------
  Less: investment management fees waived                     (1,743,658)        (898,117)      (310,448)
--------------------------------------------------------     -----------      -----------    -----------
        custody credits earned on cash balances                 (130,921)        (117,097)       (73,960)
--------------------------------------------------------     -----------      -----------    -----------
  Net expenses                                                 7,215,508        3,724,303      1,329,498
--------------------------------------------------------     -----------      -----------    -----------

NET INVESTMENT INCOME                                         53,776,637       26,020,045      8,865,872
--------------------------------------------------------     -----------      -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments                                                    5,189,194        1,919,963        216,072
--------------------------------------------------------     -----------      -----------    -----------
Futures contracts                                            (39,249,756)     (18,150,366)    (4,926,354)
--------------------------------------------------------     -----------      -----------    -----------
Net unrealized appreciation of investments,
  futures contracts and options written                       64,903,345       30,348,500      7,659,239
--------------------------------------------------------     -----------      -----------    -----------
Net realized and unrealized gain on investments,
  futures contracts and options written                       30,842,783       14,118,097      2,948,957
--------------------------------------------------------     -----------      -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
INVESTMENT OPERATIONS                                         84,619,420       40,138,142     11,814,829
--------------------------------------------------------     -----------      -----------    -----------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
  Net Investment Income                                       (4,384,249)      (2,140,933)      (794,061)
--------------------------------------------------------     -----------      -----------    -----------
  Net Realized Gains                                            (504,626)              --             --
--------------------------------------------------------     -----------      -----------    -----------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS RESULTING FROM INVESTMENT OPERATIONS            $79,730,545      $37,997,209    $11,020,768
--------------------------------------------------------     -----------      -----------    -----------

* Commencement of operations




                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                      5.31.03 | PIMCO Municipal Income Funds II Annual Report 23

PIMCO MUNICIPAL INCOME FUNDS II STATEMENTS OF CHANGES IN NET ASSETS
                                APPLICABLE TO COMMON SHAREHOLDERS
For the period June 28, 2002* through May 31, 2003

                                                                               CALIFORNIA      NEW YORK
                                                             MUNICIPAL II     MUNICIPAL II   MUNICIPAL II
                                                            --------------   -------------  -------------

INVESTMENT OPERATIONS:
Net investment income                                         $ 53,776,637   $ 26,020,045    $ 8,865,872
-----------------------------------------------------------   ------------   ------------    -----------
Net realized loss on investments and futures contracts         (34,060,562)   (16,230,403)    (4,710,282)
-----------------------------------------------------------   ------------   ------------    -----------
Net unrealized appreciation on investments, futures contracts
  and options written                                           64,903,345     30,348,500      7,659,239
-----------------------------------------------------------   ------------   ------------    -----------
Net increase in net assets resulting from investment
  operations                                                    84,619,420     40,138,142     11,814,829
-----------------------------------------------------------   ------------   ------------    -----------

DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                           (4,384,249)    (2,140,933)      (794,061)
-----------------------------------------------------------   ------------   ------------    -----------
Net realized gains                                                (504,626)            --             --
-----------------------------------------------------------   ------------   ------------    -----------
Net increase in net assets applicable to common
  shareholders resulting from investment operations.            79,730,545     37,997,209     11,020,768
-----------------------------------------------------------   ------------   ------------    -----------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS
  FROM:
Net investment income                                          (48,666,775)   (24,344,907)    (8,394,210)
-----------------------------------------------------------   ------------   ------------    -----------
Net realized gains                                              (5,387,613)            --             --
-----------------------------------------------------------   ------------   ------------    -----------
Total dividends and distributions to
  common shareholders                                          (54,054,388)   (24,344,907)    (8,394,210)
-----------------------------------------------------------   ------------   ------------    -----------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                     823,703,945    428,317,500    147,473,483
-----------------------------------------------------------   ------------   ------------    -----------
Preferred shares underwriting discount charged to paid-in
  capital in excess of par                                      (5,050,000)    (2,600,000)      (900,000)
-----------------------------------------------------------   ------------   ------------    -----------
Common stock and preferred shares offering costs charged to
  paid-in capital in excess of par                              (1,540,514)      (951,964)      (458,454)
-----------------------------------------------------------   ------------   ------------    -----------
Reinvestment of dividends and distributions                      3,995,596      1,452,557        764,011
-----------------------------------------------------------   ------------   ------------    -----------
Net increase from capital transactions                         821,109,027    426,218,093    146,879,040
-----------------------------------------------------------   ------------   ------------    -----------
Total increase in net assets applicable to common
  shareholders                                                 846,785,184    439,870,395    149,505,598
-----------------------------------------------------------   ------------   ------------    -----------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                100,003        100,003        100,003
-----------------------------------------------------------   ------------   ------------    -----------
End of period (including undistributed (dividends in excess of)
  net investment income of $725,557, $(465,795) and
  $(322,399), respectively.                                   $846,885,187   $439,970,398   $149,605,601
-----------------------------------------------------------   ------------   ------------    -----------

COMMON SHARES ISSUED AND REINVESTED:
Issued                                                          57,501,148     29,900,000     10,294,833
-----------------------------------------------------------   ------------   ------------    -----------
Issued in reinvestment of dividends and distributions              272,737         99,892         52,768
-----------------------------------------------------------   ------------   ------------    -----------
NET INCREASE                                                    57,773,885     29,999,892     10,347,601
-----------------------------------------------------------   ------------   ------------    -----------

* Commencement of operations




                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

24 PIMCO Municipal Income Funds II Annual Report | 5.31.03

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
May 31, 2003


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Municipal Income Fund II ("Municipal II"), PIMCO California Municipal Income Fund II ("California Municipal II") and PIMCO New York Municipal Income Fund II ("New York Municipal II") collectively referred to as the "Funds" or "PIMCO Municipal Income Funds II", were organized as Massachusetts business trusts on March 29, 2002. Prior to commencing operations on June 28, 2002, the Funds had no operations other than matters relating to their organization and registration as closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended, and the sale and issuance of 6,981 shares of beneficial interest of each Fund at an aggregate purchase price of $100,003 per Fund to Allianz
Dresdner Asset Management of America L.P., ("ADAM"). PIMCO Advisors Fund Management LLC, (the "Investment Manager"), serves as the Fund's Investment Manager and is an indirect, wholly-owned subsidiary of ADAM. ADAM is an indirect, majority-owned subsidiary of Allianz AG. The Funds have an unlimited amount of $0.00001 par value common stock authorized.

Municipal II invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. California Municipal II invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California income taxes. New York Municipal II invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Funds will seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

Municipal II, California Municipal II and New York Municipal II issued 50,500,000, 26,000,000 and 9,000,000 shares of common stock, respectively, in their initial public offerings. An additional 7,001,148, 3,900,000 and 1,294,833 shares of Municipal II, California Municipal II and New York Municipal II, respectively, were issued in connection with the exercises of the underwriters' over-allotment option on July 15, 2002 and August 6, 2002. These shares were all issued at $15.00 per share before an underwriting discount of $0.675 per share. The Investment Manager has agreed to reimburse the amount by which the aggregate of each Fund's organizational and offering cost (other than sales load) exceeds $0.03 per share. Offering costs of $1,174,197, $682,616 and $308,845
(representing $0.02 per share for Municipal II and California Municipal II and $0.03 per share for New York Municipal II), were offset against the proceeds of the offerings and have been charged to paid-in capital in excess of par.

In addition, the underwriters discount and offering costs associated with the Funds' issuance of Preferred Shares in the amounts of $5,050,000 and $366,317, $2,600,000 and $269,348 and $900,000 and $149,609, for Municipal II, California
Municipal II and New York Municipal II, respectively, have been charged to paid-in capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) VALUATION OF  INVESTMENTS

Portfolio securities and other assets for which market quotations are readily available are valued each day at market value. Market value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services approved by the Board of Trustees. Any security or other asset for which market quotations are not readily available is valued at fair value as determined in good faith under procedures established by the Board of Trustees.

(b) FEDERAL  INCOME TAXES

The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of their taxable ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.



                      5.31.03 | PIMCO Municipal Income Funds II Annual Report 25

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
May 31, 2003


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(c) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts or premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(d) DIVIDENDS AND  DISTRIBUTIONS--COMMON  STOCK

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) CUSTODY  CREDITS  EARNED ON CASH  BALANCES

The Funds benefit from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

(f) FUTURES  CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

Futures contracts outstanding at May 31, 2003 were as follows:

                                                                                       Unrealized
                                                                # of      Expiration   Appreciation
Fund                                   Type                   Contracts      Date     (Depreciation)
----------------------------------------------------------------------------------------------------

Municipal II             Short: U.S. Treasury 30 Year Bond     1,622        6/19/03   $(10,180,772)
                             U.S. Treasury 30 Year Bond          765        9/19/03       (197,225)
                                                                                      ------------
                                                                                      $(10,377,997)
                                                                                      ============

California Municipal II  Short: U.S. Treasury 30 Year Bond       751        6/19/03   $ (4,561,334)
                             U.S. Treasury 30 Year Bond          350        9/30/03        (90,234)
                                                                                      ------------
                                                                                      $ (4,651,568)
                                                                                      ============

New York Municipal II    Short: U.S. Treasury 30 Year Bond        22        6/30/03   $   (133,546)
                                                                                      ============



26 PIMCO Municipal Income Funds II Annual Report | 5.31.03

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
May 31, 2003


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

(g) OPTION TRANSACTIONS

For hedging purposes, the Funds may purchase and write (sell) put and call options on Municipal Bonds, U.S. government securities, swap agreements, indexes or futures contracts which are standardized and traded on a U.S. or other exchange, boards of trade, or similar entity, or quoted on an automated quotation system. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities.

The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written could result in the Funds purchasing a security at a price different from the current market price.

Transactions in options written for the period ended May 31, 2003 were:

                                                      Contracts         Premiums
--------------------------------------------------------------------------------

Municipal II:
-------------
Options outstanding, beginning of period                     --               --
Options written                                           2,587       $2,227,143
                                                        -------       ----------
Options outstanding, May 31, 2003                         2,587       $2,227,143
                                                        =======       ==========

California Municipal II:
------------------------
Options outstanding, beginning of period                     --               --
Options written                                             947       $  743,511
                                                        -------       ----------
Options outstanding, May 31, 2003                           947       $  743,511
                                                        =======       ==========

New York Municipal II:
----------------------
Options outstanding, beginning of period                     --               --
Options written                                             507       $  453,255
                                                        -------       ----------
Options outstanding, May 31, 2003                           507       $  453,255
                                                        =======       ==========


2. INVESTMENT MANAGER AND SUB-ADVISER

Each Fund has entered into an Investment Management Agreement (the "Agreements") with the Investment Manager to serve as Investment Manager to each Fund. Subject to the supervision by each Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters. Pursuant to the Agreements, the Investment Manager will receive an annual fee, payable monthly, at the annual rate of 0.65% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). In order to reduce Fund expenses, the Investment Manager has contractually agreed to reimburse each Fund for fees and expenses at the annual rate of 0.15% of the Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of operations through June 30, 2007, and for a declining amount thereafter through June 30, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser") to manage each Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions with respect to each Fund's assets. The Investment Manager (not the Funds) pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.50% of each Fund's average daily net assets



                      5.31.03 | PIMCO Municipal Income Funds II Annual Report 27

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
May 31, 2003


2. INVESTMENT MANAGER AND SUB-ADVISER (CONCLUDED)

(including net assets  attributable to any preferred shares that may be outstanding). The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager, such that the Sub-Adviser will receive 0.26% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of the Funds' operations through June 30, 2007, and will receive an increasing amount (not to exceed 0.50% of each Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding) thereafter through June 30, 2009. The Investment Manager informed the Funds that it paid the Sub-Adviser $3,022,340, $1,556,737 and $538,110 in connection with sub-advisory services for Municipal II, California Municipal II and New York Municipal II, respectively, for the period ended May 31, 2003.

3. INVESTMENTS IN SECURITIES

For the period ended May 31, 2003, purchases and sales of investments, other than short-term securities, were as follows:

                                               California             New York
                        Municipal II          Municipal II          Municipal II
--------------------------------------------------------------------------------
Purchases             $1,521,993,996         $882,949,540          $285,262,209
Sales                    300,096,771          480,587,216            51,546,891


4. INCOME TAX INFORMATION

Municipal II:
-------------

The tax character of dividends and distributions paid for the period June 28, 2002 (commencement of operations) through May 31, 2003 were:

Ordinary Income           $ 4,567,905
Tax Exempt Income         $51,126,211
Long-Term Capital Gain    $ 3,249,147

At May 31, 2003, the tax character of distributable earnings of $725,557 was composed entirely of tax exempt income.

In accordance with U.S. Treasury regulations, Municipal II elected to defer realized capital losses of $59,405,989, arising after October 31, 2002. Such losses are treated for tax purposes as arising on June 1, 2003.

California Municipal II:
------------------------

The tax character of dividends paid for the period June 28, 2002 (commencement of operations) through May 31, 2003 were:

Ordinary Income           $   406,539
Tax Exempt Income         $26,079,301

At May 31, 2003, the tax basis of overdistributed earnings of $465,795 was composed entirely of tax exempt income.

At May 31, 2003, California Municipal II had a capital loss carryforward of $1,122,615, all of which will expire in 2011, available as a reduction, to the extent provided in the regulations, of any future net realized capital gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.

In accordance with U.S. Treasury regulations, California Municipal II elected to defer realized capital losses of $23,082,454, arising after October 31, 2002. Such losses are treated for tax purposes as arising on June 1, 2003.

New York Municipal II:
----------------------

The tax character of dividends paid for the period June 28, 2002 (commencement of operations) through May 31, 2003 were:

Ordinary Income            $   35,774
Tax Exempt Income          $9,152,497

At May 31, 2003, the tax basis of overdistributed earnings of $322,399 was composed entirely of tax exempt income.




28 PIMCO Municipal Income Funds II Annual Report | 5.31.03

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
May 31, 2003


4. INCOME TAX INFORMATION (CONCLUDED)

At May 31, 2003, New York Municipal II had a capital loss carryforward of $214,685, all of which expires in 2011, available as a reduction, to the extent provided in the regulations, of any future net realized capital gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.

In accordance with U.S. Treasury regulations, New York Municipal II elected to defer realized capital losses of $6,147,656, arising after October 31, 2002. Such losses are treated for tax purposes as arising on June 1, 2003.

5. AUCTION PREFERRED SHARES

Municipal II has issued 4,040 shares of Preferred Shares Series A, 4,040 shares of Preferred Shares Series B, 4,040 shares of Preferred Shares Series C, 4,040 shares of Preferred Shares Series D and 4,040 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

California Municipal II has issued 2,080 shares of Preferred Shares Series A, 2,080 shares of Preferred Shares Series B, 2,080 shares of Preferred Shares Series C, 2,080 shares of Preferred Shares Series D and 2,080 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

New York Municipal II has issued 1,800 shares of Preferred Shares Series A and 1,800 shares of Preferred Shares Series B, each with a net asset and liquidation value of $25,000 per share, plus accrued dividends.

Dividends  are  accumulated   daily  at  an  annual  rate  set  through  auction
procedures. Distributions of net realized capital gains, if any, are paid annually.

For the period ended May 31, 2003, the annualized dividend rates ranged from:


                                         High             Low        At 5/31/03
--------------------------------------------------------------------------------

Municipal II:
-------------
Series A                                 1.75%           0.85%          1.15%
Series B                                 1.90%           0.80%          1.10%
Series C                                 1.75%           0.90%          1.10%
Series D                                 1.97%           0.80%          1.10%
Series E                                 1.80%           0.90%          1.10%

California Municipal II:
------------------------
Series A                                 1.50%           0.60%          0.65%
Series B                                 1.50%           0.60%          0.85%
Series C                                 1.50%           0.60%          0.65%
Series D                                 1.50%           0.65%          1.05%
Series E                                 1.55%           0.60%          1.05%

New York Municipal II:
----------------------
Series A                                 1.50%           0.60%          1.05%
Series B                                 1.60%           0.85%          1.05%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.



                      5.31.03 | PIMCO Municipal Income Funds II Annual Report 29

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
May 31, 2003


6. SUBSEQUENT DIVIDEND DECLARATIONS--COMMON SHAREHOLDERS

On June 16, 2003, the following dividends were declared to common shareholders payable July 15, 2003 to shareholders of record on June 27, 2003:

             Municipal II                         $0.084375 per common share
             California Municipal II              $0.08125 per common share
             New York Municipal II                $0.08125 per common share

On July 15, 2003, the following dividends were declared to common shareholders payable August 15, 2003 to shareholders of record on July 25, 2003:

             Municipal II                         $0.084375 per common share
             California Municipal II              $0.08125 per common share
             New York Municipal II                $0.08125 per common share


7. CHANGE IN INVESTMENT POLICY

On December 17, 2002, the Board of Trustees approved a change in the investment policy of each Fund to invest, under normal market conditions, at least 90% of each of its "total" assets in municipal bonds to at least 90% of each of its "net" assets (and not "total" assets) in municipal bonds.









30 PIMCO Municipal Income Funds II Annual Report | 5.31.03

PIMCO MUNICIPAL INCOME FUNDS II FINANCIAL HIGHLIGHTS

For a share of common stock outstanding for the period June 28, 2002* through May 31, 2003

                                                                               CALIFORNIA      NEW YORK
                                                             MUNICIPAL II     MUNICIPAL II   MUNICIPAL II
                                                            --------------   -------------  -------------

Net asset value, beginning of period                            $14.33**       $14.33**        $14.33**
-----------------------------------------------------------   --------       --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                             0.93           0.87            0.86
-----------------------------------------------------------   --------       --------        --------
Net realized and unrealized gain on investments,
  futures contracts and options written                           0.53           0.46            0.28
-----------------------------------------------------------   --------       --------        --------
Total from investment operations                                  1.46           1.33            1.14
-----------------------------------------------------------   --------       --------        --------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                            (0.08)         (0.07)          (0.08)
-----------------------------------------------------------   --------       --------        --------
Net realized gains                                               (0.01)           --              --
-----------------------------------------------------------   --------       --------        --------
Total dividends and distributions on preferred shares            (0.09)         (0.07)          (0.08)
-----------------------------------------------------------   --------       --------        --------
Net increase in net assets applicable to common
  shareholders resulting from investment operations               1.37           1.26            1.06
-----------------------------------------------------------   --------       --------        --------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                            (0.84)         (0.81)          (0.81)
-----------------------------------------------------------   --------       --------        --------
Net realized gains                                               (0.09)           --              --
-----------------------------------------------------------   --------       --------        --------
Total dividends and distributions to common shareholders         (0.93)         (0.81)          (0.81)
-----------------------------------------------------------   --------       --------        --------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital
  in excess of par                                               (0.02)         (0.02)          (0.03)
-----------------------------------------------------------   --------       --------        --------
Preferred shares offering costs/underwriting discounts
  charged to paid-in capital in excess of par                    (0.09)         (0.10)          (0.10)
-----------------------------------------------------------   --------       --------        --------
Total capital share transactions                                 (0.11)         (0.12)          (0.13)
-----------------------------------------------------------   --------       --------        --------
Net asset value, end of period                                  $14.66         $14.66          $14.45
-----------------------------------------------------------   --------       --------        --------
Market price, end of period                                     $14.80         $14.78          $14.71
-----------------------------------------------------------   --------       --------        --------
TOTAL INVESTMENT RETURN (1)                                       5.2%           4.2%            3.8%
-----------------------------------------------------------   --------       --------        --------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
  end of period (000)                                         $846,885       $439,970        $149,606
-----------------------------------------------------------   --------       --------        --------
Ratio of expenses to average net assets (2)(3)(4)                 0.95%(5)       0.97%(6)        1.02%(7)
-----------------------------------------------------------   --------       --------        --------
Ratio of net investment income to average net assets (2)(4)       6.99%(5)       6.56%(6)        6.47%(7)
-----------------------------------------------------------   --------       --------        --------
Preferred shares asset coverage per share                      $66,920        $67,301         $66,552
-----------------------------------------------------------   --------       --------        --------
Portfolio turnover                                                 27%            84%             27%
-----------------------------------------------------------------------------------------------------

*   Commencement of operations

** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of the period and a sale at the current market price on the last day for the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3) Inclusive of expenses offset by custody credits on cash balances from custodian bank. (See note 1(e) in Notes to Financial Statements).

(4) Annualized.

(5) During the period indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.18% (annualized) and 6.76% (annualized), respectively.

(6) During the period indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.20% (annualized) and 6.34% (annualized), respectively.

(7) During the period indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.25% (annualized) and 6.25% (annualized), respectively.



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                      5.31.03 | PIMCO Municipal Income Funds II Annual Report 31

PIMCO MUNICIPAL INCOME FUNDS II REPORT OF INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II and PIMCO New York Municipal Income Fund II


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II and PIMCO New York Municipal Income Fund II (collectively hereafter referred to as the "Funds") at May 31, 2003, and the results of each of their operations, the changes in each of their net assets applicable to common shareholders and the financial highlights for the period June 28, 2002 (commencement of operations) through May 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and broker, provides a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
New York, New York
July 16, 2003









32 PIMCO Municipal Income Funds II Annual Report | 5.31.03

PIMCO MUNICIPAL INCOME FUNDS II TAX INFORMATION (UNAUDITED)


Subchapter M of the Internal Revenue Code of 1986, as amended, required the Funds to advise shareholders within 60 days of the Funds' tax year end (May 31, 2003) as to the federal tax status of dividends and distributions received by shareholders during such tax year. Accordingly, please note that substantially all dividends paid from net investment income from the Funds during the tax period ended May 31, 2003 were federally exempt interest dividends. However, these Funds invested in municipal bonds containing market discount, whose accretion is taxable. Accordingly, the percentage of dividends paid from net investment income during the tax year which are taxable were:

Municipal II                                8.20%
California Municipal II                     1.53%
New York Municipal II                       0.39%

Municipal II  distributed  $3,249,147  of long-term  capital  gains.  California
Municipal II and New York Municipal II did not distribute long-term capital gains.

Since the Funds' fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2003. In January 2004, you will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends and distributions received during the calendar year 2003. The amount that will be reported, will be the amount to use on your 2003 federal income tax return and may differ from the amount which must be reported in connection with each Fund's tax year ended May 31, 2003. Shareholders are advised to consult with their tax advisors as to the federal, state and local tax status of the income received from the Funds. In January 2004, an allocation of interest by state will be provided which may be of value in reducing a shareholder's state or local tax liability, if any.










                      5.31.03 | PIMCO Municipal Income Funds II Annual Report 33

PIMCO MUNICIPAL INCOME FUNDS II DIVIDEND REINVESTMENT PLAN (UNAUDITED)


Pursuant to the Funds' Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PFPC Inc., as agent for the Common Shareholders (the "Plan Agent"), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, whose broker or nominee elects not to participate on the investor's behalf), will be paid in cash by check mailed, in the case of direct shareholder, to the record holder by PFPC Inc., as the Funds' dividend disbursement agent.

Unless you (or your broker or nominee) elects not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1) If Common Shares are trading at or above net asset value on the payment date, the Funds will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2) If Common Shares are trading below net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Funds. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Funds and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Funds reserve the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from PFPC Inc., 400 Belleview Parkway, Wilmington, DE 19809, telephone number 1-800-331-1710.

OTHER INFORMATION:

Since June 28, 2002, there has been no: (i) material changes in the Funds' investment objectives or policies; (ii) changes to the Funds' charter or by-laws; (iii) material changes in the principal risk factors associated with investment in the Funds; or (iv) change in the person primarily responsible for the day-to-day management of each Fund's portfolio.




34 PIMCO Municipal Income Funds II Annual Report | 5.31.03

PIMCO MUNICIPAL INCOME FUNDS II BOARD OF TRUSTEES

STEPHEN TREADWAY, TRUSTEE, CHAIRMAN, CHAIRMAN OF THE BOARD
1345 Avenue of the Americas, New York, NY 10105
Age: 55
Trustee since: 2002
Term of office: After initial term, expected to stand for re-election at 2005 annual meeting of shareholders.
Trustee/Director of 51 funds in Fund Complex; Trustee/Director of no funds outside of Fund Complex

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director of Allianz Dresdner Asset Management of America L.P.; Managing Director and Chief Executive Officer of PIMCO Advisors Distributors LLC; Managing Director and Chief Executive Officer PIMCO Advisors Fund Management; Member of the Board of Management of Allianz Dresdner Asset Management GmbH. Mr. Treadway serves as a director/trustee and holds various executive officer positions in connection with Allianz Dresdner Asset Management of America L.P.'s affiliated open- and closed-end mutual funds.

PAUL BELICA, TRUSTEE
1345 Avenue of the Americas, New York, NY 10105
Age: 81
Trustee since: 2002
Term of office: After initial term, expected to stand for re-election at 2004 annual meeting of shareholders.
Trustee of 14 funds in Fund Complex; Trustee of 2 funds outside of Fund Complex

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Trustee of thirteen open- and closed-end management investment companies affiliated with Allianz Dresdner
Asset Management of America L.P.; Manager, Stratigos Fund, L.L.C., Whistler Fund, L.L.C., Xanthus Fund, L.L.C., and Wynstone Fund, L.L.C.; Director, Student Loan Finance Corp., Education Loans, Inc., Goal Funding, Inc. Surety Loan Funding, Inc.; Formerly, Advisor, Smith Barney, Inc.; Director, The Central European Value Fund, Inc.; Deck House Inc.

ROBERT E. CONNOR, TRUSTEE
1345 Avenue of the Americas, New York, NY 10105
Age: 68
Trustee since: 2002
Term of office: After initial term, expected to stand for re-election at 2006 annual meeting of shareholders.
Trustee/Director of 16 funds in Fund Complex; Trustee/Director of no funds outside of Fund Complex

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director/Trustee of fifteen open- and closed-end management investment companies affiliated with Allianz Dresdner Asset Management of America L.P.; Corporate Affairs Consultant; Formerly, Senior Vice President, Corporate Office, Smith Barney Inc.

JOHN J. DALESSANDRO II, TRUSTEE
1345 Avenue of the Americas, New York, NY 10105
Age: 65
Trustee since: 2002
Term of office: After initial term, expected to stand for re-election at 2004 annual meeting of shareholders.
Trustee of 13 funds in Fund Complex; Trustee of no funds outside of Fund Complex

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Director, J.J. Dalessandro II ltd., registered broker-dealer and member of the New York Stock exchange; Trustee of thirteen closed-end management investment companies affiliated with Allianz Dresdner Asset Management of America L.P.

HANS W. KERTESS, TRUSTEE
1345 Avenue of the Americas, New York, NY 10105
Age: 63
Trustee since: 2002
Term of office: After initial term, expected to stand for re-election at 2006 annual meeting of shareholders.
Trustee of 8 funds in Fund Complex; Trustee of no funds outside of Fund Complex

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant, Dain Raucher Inc; Trustee of eight closed-end management investment companies affiliated with Allianz Dresdner Asset Management of America L.P. Formerly, Managing Director, Salomon Brothers; Managing Director, Dain Rauscher Inc.

R. PETER SULLIVAN III, TRUSTEE
1345 Avenue of the Americas, New York, NY 10105
Age: 61
Trustee since: 2002
Term of office: After initial term, expected to stand for re-election at 2005 annual meeting of shareholders.
Trustee of 7 funds in Fund Complex; Trustee of no funds outside of Fund Complex

PRINCIPAL  OCCUPATION(S)  DURING  PAST 5  YEARS:  Trustee  of  seven  closed-end management investment companies affiliated with Allianz Dresdner Asset Management of America L.P. Formerly, Managing Partner, Bear Wagner Specialists LLC (formerly, Wagner Stott Mercator LLC), specialist firm on the New York Stock Exchange.



                      5.31.03 | PIMCO Municipal Income Funds II Annual Report 35

PIMCO MUNICIPAL INCOME FUNDS II PRIVACY POLICY


OUR COMMITMENT TO YOU

We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

RESPECTING YOUR PRIVACY

We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

SHARING INFORMATION WITH THIRD PARTIES

We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

SHARING INFORMATION WITH AFFILIATES

We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, excpet as required or permitted by law.

IMPLEMENTATION OF PROCEDURES

We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.






36 PIMCO Municipal Income Funds II Annual Report | 5.31.03

TRUSTEES AND PRINCIPAL OFFICERS

Stephen Treadway
   Trustee, Chairman, Chairman of the Board
Paul Belica
   Trustee
Robert E. Connor
   Trustee
John J. Dalessandro II
   Trustee
Hans W. Kertess
   Trustee
R. Peter Sullivan, III
   Trustee
Brian S. Shlissel
   President & Chief Executive Officer
Newton B. Schott, Jr.
   Executive Vice President & Secretary
Mark V. McCray
   Vice President
Lawrence G. Altadonna
   Treasurer, Principal Financial & Accounting Officer

INVESTMENT MANAGER

PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR

PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund II, PIMCO California Municipal
Income Fund II and PIMCO New York Municipal Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time each Fund may purchase shares of its common stock in the open market.

Daily information on the Funds is available at www.pimcoadvisors.com or by calling 1-800-331-1710.

PIMCO
--------
ADVISORS

ITEM 2. CODE OF ETHICS   Disclosure requirement not currently effective

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT  Disclosure requirement not currently

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Disclosure requirement not currently effective

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT Disclosure requirement not currently effective

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable to this registrant

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)  Disclosure requirement not currently effective.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO CALIFORNIA MUNICIPAL INCOME FUND II
             -----------------------------------------------------

By   /s/ Brian S. Shlissel
     -------------------------------------------------------------
     President and Chief Executive Officer

Date July 31, 2003
     -------------------------------------------------------------

By   /s/ Lawrence G. Altadonna
     -------------------------------------------------------------
     Treasurer

Date July 31, 2003
     -------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Brian S. Shlissel
     -------------------------------------------------------------
     President and Chief Executive Officer

Date July 31, 2003
     -------------------------------------------------------------

By   /s/ Lawrence G. Altadonna
     -------------------------------------------------------------
     Treasurer

Date July 31, 2003
     -------------------------------------------------------------